Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	60,135,603

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 119,237	$ 255,706
Short term investments - available for sale (Note 3)	54,940
Accounts receivable, net	201,338	164,907
Unbilled revenue	126,850	101,431
Other receivables	13,788	12,451
Deferred tax asset (Note 13)	14,662	5,623
Prepayments and other current assets	21,424	20,592
Income taxes receivable (Note 13)	8,183	18,966
Total current assets	560,422	579,676
Other Assets:
Property, plant and equipment, net (Note 6)	168,461	170,861
Goodwill (Note 4)	253,393	175,860
Non-current other assets	4,583	4,353
Non-current income taxes receivable (Note 13)	10,272	482
Non-current deferred tax asset (Note 13)	10,076	10,028
Intangible assets (Note 5)	28,260	8,278
Total Assets	1,035,467	949,538
Current Liabilities:
Accounts payable	5,340	12,314
Payments on account	150,792	134,240
Other liabilities (Note 7)	145,963	99,199
Deferred tax liability (Note 13)	1,183	956
Income taxes payable (Note 13)	3,630	2,634
Total current liabilities	306,908	249,343
Other Liabilities:
Non-current other liabilities (Note 8)	20,038	4,659
Non-current government grants (Note 11)	1,351	1,470
Non-current income taxes payable (Note 13)	5,231	10,205
Non-current deferred tax liability (Note 13)	20,395	13,862
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 60,135,603 shares issued and outstanding at December 31, 2011 and 60,247,092 shares issued and outstanding at December 31, 2010.	5,055	5,063
Additional paid-in capital	211,549	196,960
Capital redemption reserve (Note 12)	44
Accumulated other comprehensive income (Note 19)	(16,446)	396
Retained earnings	481,342	467,580
Total Shareholders' Equity	681,544	669,999
Total Liabilities and Shareholders' Equity	$ 1,035,467	$ 949,538

CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	60,135,603	60,247,092
Ordinary shares, shares outstanding	60,135,603	60,247,092

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Gross revenue	$ 1,296,509	$ 1,263,147	$ 1,258,227
Reimbursable expenses	(350,780)	(363,103)	(370,615)
Net revenue	945,729	900,044	887,612
Costs and expenses:
Direct costs	611,923	541,388	507,783
Selling, general and administrative	255,864	232,688	230,910
Depreciation and amortization	38,682	33,873	32,659
Non -recurring charges, net (Note 14)	9,817		8,808
Total costs and expenses	916,286	807,949	780,160
Income from operations	29,443	92,095	107,452
Interest Income	1,194	1,761	752
Interest expense	(1,642)	(1,132)	(3,530)
Income before provision for income taxes	28,995	92,724	104,674
Provision for income taxes (Note 13)	(6,115)	(5,653)	(10,375)
Net income	$ 22,880	$ 87,071	$ 94,299
Net income per ordinary share:
Basic	$ 0.38	$ 1.46	$ 1.61
Diluted	$ 0.37	$ 1.44	$ 1.57
Weighted average number of ordinary shares outstanding:
Basic (Note 2)	60,379,338	59,718,934	58,636,878
Diluted (Note 2)	61,070,686	60,637,103	59,900,504

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Capital Redemption Reserve
Beginning Balance at Dec. 31, 2008	$ 456,366	$ 4,921	$ 162,057	$ 3,178	$ 286,210
Beginning Balance (in shares) at Dec. 31, 2008		58,518,195
Comprehensive Income:
Net income	94,299				94,299
Currency translation adjustment	7,797			7,797
Currency impact on long-term funding	2,251			2,251
Tax on currency impact of long term funding	(1,142)
Actuarial loss on defined benefit pension plan	(642)			(642)
Total comprehensive income	103,705
Exercise of share options (in shares)		489,370
Exercise of share options	4,419	44	4,375
Share based compensation expense	7,353		7,353
Share issue costs	(84)		(84)
Tax benefit on exercise of options	487		487
Ending Balance at Dec. 31, 2009	572,246	4,965	174,188	12,584	380,509
Ending Balance (in shares) at Dec. 31, 2009		59,007,565
Comprehensive Income:
Net income	87,071				87,071
Currency translation adjustment	(9,701)			(9,701)
Currency impact on long-term funding	(1,278)			(1,278)
Tax on currency impact of long term funding	(198)
Actuarial loss on defined benefit pension plan	(1,209)			(1,209)
Total comprehensive income	74,883
Exercise of share options (in shares)		1,237,015
Exercise of share options	13,168	98	13,070
Issue of restricted share units		2,512
Share based compensation expense	7,408		7,408
Share issue costs	(51)		(51)
Tax benefit on exercise of options	2,345		2,345
Ending Balance at Dec. 31, 2010	669,999	5,063	196,960	396	467,580
Ending Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	22,880				22,880
Currency translation adjustment	(11,347)			(11,347)
Currency impact on long-term funding	(802)			(802)
Tax on currency impact of long term funding	294			294
Unrealized capital gain/loss - investments	(622)			(622)
Actuarial loss on defined benefit pension plan	(4,365)			(4,365)
Total comprehensive income	6,038
Exercise of share options (in shares)		430,340
Exercise of share options	4,665	36	4,629
Issue of restricted share units		3,768
Share based compensation expense	9,355		9,355
Share issue costs	(76)		(76)
Repurchase of ordinary shares (in shares)	(545,597)	(545,597)
Repurchase of ordinary shares	(9,005)	(44)			(9,005)	44
Share repurchase costs	(113)				(113)
Tax benefit on exercise of options	681		681
Ending Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ (16,446)	$ 481,342	$ 44
Ending Balance (in shares) at Dec. 31, 2011		60,135,603

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 22,880	$ 87,071	$ 94,299
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	136	136	264
Depreciation and amortization	38,682	33,873	32,659
Amortization of government grants	(115)	(220)	(149)
Stock compensation expense	9,355	7,408	7,353
Deferred taxes	(6,121)	2,334	(3,399)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(32,081)	18,267	25,804
(Increase)/decrease in unbilled revenue	(27,164)	(4,887)	47,898
(Increase)/decrease in other receivables	(1,669)	469	(1,490)
(Increase)/decrease in prepayments and other current assets	(1,345)	(783)	5,552
Increase in other non current assets	(233)	(1,271)	(903)
Increase/(decrease) in payments on account	9,494	(29,191)	43,474
Increase/(decrease) in other current liabilities	20,390	(13,848)	11,924
(Decrease)/increase in other non current liabilities	(613)	999	1,261
Decrease in income taxes payable	(2,753)	(13,576)	(3,836)
(Decrease)/increase in accounts payable	(8,652)	647	(5,641)
Net cash provided by operating activities	20,191	87,428	255,070
Cash flows from investing activities:
Purchase of property, plant and equipment	(35,284)	(30,952)	(33,792)
Purchase of subsidiary undertakings and acquisition costs	(69,836)	(3,693)	(25,932)
Cash acquired with subsidiary undertaking	8,300		32
Grant received			501
Sale of short term investments	438	79,487	17,544
Purchase of short term investments	(56,000)	(30,260)	(24,045)
Net cash (used in)/provided by investing activities	(152,382)	14,582	(65,692)
Cash flows from financing activities:
Drawdown of credit lines and facilities			17,400
Repayment of credit lines and facilities			(126,969)
Proceeds from the exercise of share options	4,665	13,168	4,419
Share issuance costs	(76)	(51)	(84)
Tax benefit from the exercise of share options	681	2,345	487
Repurchase of ordinary shares	(9,005)
Share repurchase costs	(113)
Repayment of other liabilities and finance lease obligations		(166)	(311)
Net cash (used in)/provided by financing activities	(3,848)	15,296	(105,058)
Effect of exchange rate movements on cash	(430)	(6,401)	2,103
Net (decrease)/increase in cash and cash equivalents	(136,469)	110,905	86,423
Cash and cash equivalents at beginning of year	255,706	144,801	58,378
Cash and cash equivalents at end of year	$ 119,237	$ 255,706	$ 144,801

Description of business	12 Months Ended
Dec. 31, 2011
Description of business
1. Description of business

ICON plc and its subsidiaries (“the Company” or “ICON”) is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. The Company specializes in the strategic development, management and analysis of programs that support Clinical Development - from compound selection to Phase I-IV clinical studies.

In a highly fragmented industry, we are one of a select group of companies with the capability and expertise to conduct clinical trials in all major therapeutic areas on a global basis. At December 31, 2011 the Company had 8,470 employees, in 81 locations, in 40 countries, providing Phase I - IV Clinical Trial Management, Drug Development Support Services, Data Management, Biostatistics, Central Laboratory, Imaging and Staff Contracting services. The Company has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.

Headquartered in Dublin, Ireland, we began operations in 1990 and have expanded our business through internal growth and strategic acquisitions. For the year ended December 31, 2011 we derived approximately 41.7%, 46.2 % and 12.1 % of our net revenue in the United States, Europe and Rest of World, respectively.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
2. Significant Accounting Policies

The accounting policies noted below were applied in the preparation of the accompanying financial statements of the Company and are in conformity with accounting principles generally accepted in the United States.

(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principle management estimates and judgements used in preparing the financial statements relate to revenue recognition, taxation, goodwill and business combinations.

 (c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. Contracts range in duration from a number of months to several years.  Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognised on a fee-for-service method as each unit of data is prepared on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognised on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognised on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Informatics revenue is recognized on a fee-for-service basis.  Informatics contracts are treated as multiple element arrangements, with contractual elements comprising licence fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Licence and support fee revenues are recognized rateably over the period of the related agreement.  Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Laboratory service revenue is recognised on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognised on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognised as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognised and the amount billed on a particular contract is included in the balance sheet as unbilled revenue or payments on account. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrollment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognised over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognised, are recognised as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognised as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses ensure that the Company is paid for all work performed to the termination date.

(d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense. Payments to investigators in excess of the accrued expense are classified as prepaid expenses and accrued expense in excess of amounts paid are classified as accounts payable.

(e)           Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was $2,905,000, $3,431,000 and $2,548,000 for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 respectively.

(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 were as follows:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Amounts charged	$391	$3,731	$1,639

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments received on account, accrued liabilities, accrued bonuses, bank overdraft and taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows.

 (i)           Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognised on the acquisition date at the acquisition date fair value of this contingent consideration. Any changes to this estimate in subsequent periods will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as an asset or liability any adjustments will be accounted for through the Consolidated Statement of Operations or other comprehensive income depending on whether the asset or liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting.

(j)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2011, December 31, 2010 and December 31, 2009.

(k)           Intangible assets

Intangible assets are amortized on a straight line basis over their estimated useful life.

(l)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

(m)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

(n)           Inventory

Inventory is valued at the lower of cost and net market value and after provisions for obsolescence. Cost of raw materials comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2011 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was $2.8 million (2010: $3.8 million).

(o)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	4-8

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

(p)           Leased assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

(q)           Income taxes

The Company applies FASB ASC 740, Income Taxes (“ASC 740”), which requires the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  ASC 740 requires that the Company recognizes the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement when considering uncertain tax positions.

 (r)           Government grants

Government grants received relating to capital expenditure are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

(s)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate.

 (t)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Postretirement.

(u)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504

(v)           Share-based compensation

The Company accounts for its share options in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options.

Share-based compensation expense for stock options awarded to employees and directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Estimating the fair value of share-based awards as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

(w)           Impairment of long-lived assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs.

 (x)           Reclassifications

Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.

Short term investments - available for sale	12 Months Ended
Dec. 31, 2011
Short term investments - available for sale
3. Short term investments - available for sale

	December 31,	December 31,
	2011	2010
	(in thousands)

At start of period/year	$-	$49,227
Additions	56,000	30,260
Disposals	(438)	(79,487)
Unrealized capital gain/(loss) - investments	(622)	-

At end of period/year	$54,940	-

The Company classifies its short term investments as available for sale.  Short term investments comprise highly liquid investments with maturities of greater than three months and minimum “A+” rated fixed and floating rate securities.  The investments are reported at fair value with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of investments are represented by accrued interest. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
4. Goodwill

	December 31,	December 31,
	2011	2010
	(in thousands)
Opening goodwill	$175,860	$173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$253,393	$175,860
The Company has made a number of strategic acquisitions since its inception to enhance its capabilities and experience in certain areas of the clinical development process.  Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed.  Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment.  The results of the Company’s goodwill impairment testing during the year ended December 31, 2011, indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

(a) Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.1million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in the period to June 30, 2013. At December 31, 2011 the Company has recorded a liability of €31.3 million ($40.6 million) in relation to these performance milestones.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$68,491

Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductable.

The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

(b) Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  Further consideration of up to £6.5 million ($10.1 million) may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  In July 2011 the Company paid £3.3 million ($5.1 million) in respect of the first element of this additional consideration. The Company has recorded a liability of £3.2 million ($4.9 million) at December 31, 2011 in respect of the remaining performance milestones.  The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review. A liability for a further £0.8 million ($1.2 million) was recorded at December 31, 2011 relating to additional amounts payable in respect of the remaining elements of this review.

On January 14, 2011 a put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  Further consideration of up to £1.5 million ($2.3 million) relating to this remaining common stock may become payable during the period to March 31, 2012 if certain performance milestones are achieved.  On October 20, 2011 this option was exercised and £3.8 million ($6.0 million) was paid by the Company to the selling shareholders together with a further £0.7 million ($1.1 million) in respect of the first element of amounts due in respect of the performance milestones. The Company has recorded a liability of £0.8 million ($1.2 million) at December 31, 2011 in respect of the remaining performance milestones.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

(c) Prior Period Acquisitions of Timaq Medical Imaging

On May 17, 2010 the Company acquired Timaq Medical Imaging (“Timaq”), a European provider of advanced imaging services to the pharmaceutical and biotechnology industry located in Zurich, Switzerland. The Company was acquired for an initial cash consideration of CHF 1.3 million ($1.2 million), with additional consideration of up to CHF 2.9 million ($2.6 million) payable if certain performance milestones are achieved by the Company.  The Company accrued CHF 2.9 million ($2.6 million) in relation to the additional consideration at date of acquisition.

On November 5, 2010 the first element of these performance milestones was achieved requiring deferred payments of CHF 0.3 million ($0.3 million) to the selling shareholders in each of the years ended December 31, 2010, December 31, 2011 and December 31, 2012.  As at December 31, 2011 CHF 0.6 million ($0.6 million) has been paid by the Company and a further CHF 0.3 million ($0.3 million) has been recorded as a liability in respect of the 2012 payment.  Further consideration of up to CHF 2.0 million is payable if the remaining performance milestones are achieved during the years ended December 31, 2010 to December 31, 2012. During the year ended December 31, 2011 the Company assessed the likelihood of the remaining milestones being achieved as remote and consequently has released CHF 2.0 million ($1.7 million) previously accrued in relation to these milestones.

The acquisition of Timaq has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Goodwill represents the acquisition of an established workforce with experience in the provision of advanced imaging services to pharmaceutical and biotechnology customers in the European market.

The proforma effect of the Timaq Medical Imaging acquisition if completed on January 1, 2009 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2009 and December 31, 2010 as follows:

	Year Ended
	December 31,
	2010	2009
	(in thousands)
Net revenue	$900,370	$888,929
Net income	$86,594	$93,332
Basic earnings per share	$1.45	$1.59
Diluted earnings per share	$1.43	$1.56

(d) Prior Period Acquisitions - Acquisition of Healthcare Discoveries Inc.

On February 11, 2008 the Company acquired 100% of the common stock of Healthcare Discoveries Inc. for an initial cash consideration of $11.1 million, excluding costs of acquisition.  Healthcare Discoveries, located in San Antonio, Texas, is engaged in the provision of Phase I clinical trial services.  Certain performance milestones were built into the acquisition agreement requiring payment of additional consideration of up to $10.0 million if these milestones were achieved during the year ended December 31, 2008.  On September 3, 2010 $2.2 million was paid to the former shareholders of Healthcare Discoveries Inc. in full and final settlement of the outstanding consideration payable.

The acquisition of Healthcare Discoveries has been accounted for as a business combination in accordance with FASB Statement No. 141. The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

February, 11
2008
(in thousands)
Property, plant and equipment	$327
Intangible assets	2,890
Goodwill	12,424
Cash	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$14,270

Goodwill represents the acquisition of an established workforce with experience in the provision of Phase I clinical trial management services to pharmaceutical and biotechnology companies.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets
5. Intangible Assets

	December 31,	December 31,
	2011	2010
Cost	(in thousands)
Customer relationships acquired	$22,193	$12,337
Technology asset acquired	11,169	-
Order backlog	3,260	1,470
Tradenames acquired	1,357	-
Volunteer list acquired	1,325	1,325
Foreign exchange movement	(1,728)	(55)
Total cost	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	$28,260	$8,278

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited, a market leading provider of technology solutions that boost investigator site performance and study management. The value of certain technology assets and customer relationships identified of $11.2 million and $5.2 million respectively are being amortized over approximately 7.5 years, the estimated period of benefit. The value of certain tradenames and order backlog identified of $1.4 million and $1.2 million respectively are being amortized over approximately 4.5 and 1.2 years, the estimated period of benefit.  $1,486,000 has been amortized in the period since the date of acquisition.

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited, a leading international health outcomes consultancy business. The value of certain customer relationships and order backlog identified of $6.6 million and $0.6 million respectively are being amortized over approximately 6.5 and 2 years, the estimated period of benefit.   $1,087,000 has been amortized in the period since the date of acquisition. A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes Limited.

On May 17, 2010 the Company acquired Timaq Medical Imaging, a European provider of advanced imaging services.  The value of certain client relationships identified of $0.8 million is being amortized over approximately 3 years, the estimated period of benefit.  $417,000 has been amortized in the period since the date of acquisition.

During the year ended December 31, 2009 the Company completed the acquisitions of Qualia Clinical Services, Inc, a US provider of Phase I clinical trial services and Veeda Laboratories Limited, a specialist provider of biomarker laboratory services. The value of certain client relationships identified of $0.4 million is being amortized over approximately 3 years, the estimated period of benefit.  $330,000 has been amortized in the period since the date of acquisition.

On July 1, 2004 the Company acquired 70% of the common stock of Beacon Biosciences Inc, a US provider of advanced imaging services.  On December 31, 2008 the remaining 30% of the common stock was acquired by the Company.  The value of certain customer relationships and order backlog identified of $0.2 million and $1.5 million respectively are being amortized over approximately 3 years, the estimated period of benefit.  $1,710,000 has been amortized in the period since the date of acquisition.

On November 14, 2008 the Company acquired Prevalere Life Sciences, a US provider of bioanalytical and immunoassay laboratory services.  The value of certain customer relationships identified of $7.4 million is being amortized over periods ranging from approximately 7 to 11 years, the estimated period of the benefit.  $2,532,000 has been amortized in the period since the date of acquisition.

On February 11, 2008 the Company acquired Healthcare Discoveries, a US provider of Phase I clinical trial services.  The value of certain client relationships identified of $1.6 million is being amortized over periods ranging from approximately 2 to 9 years, the estimated periods of benefit.  The value of certain volunteer lists identified of $1.3 million is being amortized over approximately 6 years, the estimated period of benefit.  $1,896,000 has been amortized in the period since the date of acquisition.

Future intangible asset amortization expense for the years ended December 31, 2012 to December 31, 2016 is as follows:

Year ended December 31 (in thousands)
2012	$5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
$22,693

Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, net
6. Property, Plant and Equipment, net

	December 31,	December 31,
	2011	2010
	(in thousands)
Cost
Land	$4,602	$3,597
Building	93,011	95,895
Computer equipment and software	178,477	155,547
Office furniture and fixtures	62,454	60,000
Laboratory equipment	32,134	31,260
Leasehold improvements	9,430	7,648
Motor vehicles	70	72
	380,178	354,019
Less accumulated depreciation and asset write off	(211,717)	(183,158)

Property, plant and equipment (net)	$168,461	$170,861

Total cost at December 31, 2011 includes $nil (2010: $825,000), which relates to assets held under capital finance leases. Related accumulated depreciation amounted to $nil (2010: $518,000).

Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities
7. Other Liabilities

	December 31,	December 31,
	2011	2010
	(in thousands)

Personnel related liabilities	$62,017	$54,983
Facility related liabilities	14,776	11,666
General overhead liabilities	24,520	24,052
Other liabilities	1,823	5,202
Short term government grants	79	111
Restructuring provisions (note 14)	3,874	315
Acquisition consideration payable	37,615	2,712
Share repurchase program	1,259	-
Short term finance leases (note 16)	-	158

	$145,963	$99,199

Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Non-Current Liabilities
8. Other Non-Current Liabilities

	December 31,	December 31,
	2011	2010
	(in thousands)

Defined benefit pension obligations, net (note 9)	$4,903	$983
Acquisition consideration payable	11,903	-
Other non-current liabilities	3,232	3,676

	$20,038	$4,659

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to this plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2009, December 31, 2010 and December 31, 2011 were $14,241,000, $14,206,000 and $16,644,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2009, December 31, 2010 and December 31, 2011 were $5,189,000, $6,603,000 and $7,064,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2011, December 31, 2010 and December 31, 2009, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2011	December 31, 2010
	(in thousands)
Benefit obligation at beginning of year	$16,482	$13,686
Service cost	212	184
Interest cost	931	746
Plan participants’ contributions	134	133
Benefits paid	(109)	(54)
Actuarial loss	2,621	2,232
Foreign currency exchange rate changes	(347)	(445)
Benefit obligation at end of year	$19,924	$16,482

Change in plan assets	December 31, 2011	December 31, 2010
	(in thousands)
Fair value of plan assets at beginning of year	$15,499	$13,573
Actual return on plan assets	(604)	2,003
Employer contributions	273	293
Plan participants’ contributions	135	133
Benefits paid	(109)	(54)
Foreign currency exchange rate changes	(173)	(449)
Fair value of plan assets at end of year	$15,021	$15,499

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2011	December 31, 2010
	(in thousands)
Projected benefit obligation	$(19,924)	$(16,482)
Fair value of plan assets	15,021	15,499
Funded status	$(4,903)	$(983)

Non-current other liabilities	$(4,903)	$(983)

Components of net periodic benefit cost/(credit)	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Service cost	$212	$184	$182
Interest cost	931	746	673
Expected return on plan assets	(1,141)	(980)	(740)
Amortization of prior service costs	-	-	102
Amortization of net (gain)/loss	-	-	(23)
Net periodic benefit (credit)/cost	$2	$(50)	$194

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2009, December 31, 2010 and December 31, 2011:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Discount rate	5.4%	5.7%	6.4%
Rate of compensation increase	4.0%	4.0%	4.2%
Expected rate of return on plan assets	7.1%	7.4%	6.8%

Accumulated other comprehensive income	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Actuarial loss	$4,365	$1,209	$619
Prior service costs recognized in other comprehensive income	-	-	102
Less actuarial loss recognized in net periodic benefit cost	-	-	23
Prior service costs recognized in net periodic benefit cost	-	-	(102)
Total	$4,365	$1,209	$642

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $nil and $nil respectively.

Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Net actuarial (gain)/loss	$4,060	$(305)	$(1,514)
Total	$4,060	$(305)	$(1,514)

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2011:

	December 31,	December 31,
	2011	2010
Discount rate	4.7%	5.4%
Rate of compensation increase	3.5%	4.0%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 year plus return.

Plan Assets

The assets of the scheme are invested in the Legal and General Global Equity and Fixed Index Fund.  The aim of this fund is to capture the returns on UK and overseas equity markets with a more even investment in UK and overseas equities than would be provided by reference to market capitalization or consensus weights.

The expected long-term rate of return on assets at December 31, 2011 of 5.8% was calculated as the value of the fund after application of a market value reduction factor.

At December 31, 2011 UK gilts were yielding around 2.8% per annum. This is often referred to as the risk free rate of return as UK gilts have a negligible risk of default and the income payments and capital on redemption are guaranteed by the UK Government.  The long-term expected return on equities has been determined by setting appropriate risk premiums above the yield on UK gilts.  A long term equity “risk-premium” of 3.1% per annum has been assumed, this being the expected long-term out-performance of equities over UK gilts.  The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date.  This is represented by the iboxx AA 15 year plus return.

The expected long term rates of return on different asset classes over the long term are as follows:

Asset Category	Expected long-term return per annum
Equity	6.1%
Bonds	4.7%

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2011	December 31, 2010
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Applying the above expected long term rates of return to the asset distribution at December 31, 2011, gives rise to an expected overall rate of return of scheme assets of approximately 5.8% per annum.

Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$2

Equity Securities
Legal and General UK Equity Index	5,426
Legal and General North America Equity Index	2,772
Legal and General Europe (ex UK) Equity Index	2,696
Legal and General Japan Equity Index	1,329
Legal and General Asia Pac (ex Japan) Equity Index	1,301

Fixed Income Securities
Legal and General over 15 year Gilts Index	495
Legal and General AAA-AA-A Bonds Over 15 year Index	499
Legal and General over 5 year Index-Linked Gilts Index	501
$15,021

Cash Flows

The Company expects to contribute $0.3 million to its pension fund in the year ending December 31, 2012.

The following annual benefit payments, which reflect expected future service, as appropriate, are expected to be paid.

(in thousands)

2012	$78
2013	78
2014	78
2015	78
2016	78
Years 2017 - 2021	$385

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.  At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets.  The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets.  If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.

Share Options and Stock Compensation Charges	12 Months Ended
Dec. 31, 2011
Share Options and Stock Compensation Charges
10. Share Options and Stock Compensation Charges

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at December 31, 2011 is eight years.

The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

	Options Granted Under Plans	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2008	5,222,263	5,222,263	$17.98	$7.24
Granted	932,133	932,133	$21.54	$8.47
Exercised	(489,370)	(489,370)	$9.03	$4.07
Cancelled	(256,804)	(256,804)	$26.60	$10.09
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61

Vested and exercisable at December 31, 2011	2,368,508	2,368,508	$20.35	$8.08

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2011, was 4.68 years and 3.26 years respectively. 854,424 options are expected to vest during the year ended December 31, 2012.

The intrinsic value of options exercised during the year ended December 31, 2011 amounted to $2.9 million.  The intrinsic value of options outstanding and options exercisable at December 31, 2011 amounted to $6.0 million and $5.9 million respectively.  Intrinsic value is calculated based on the market value of the Company’s shares at December 31, 2011.

Non vested shares outstanding as at December 31, 2011 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	989,449	19.66	8.20
Vested	(836,737)	23.00	9.01
Forfeited	(292,076)	26.31	10.00

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Outstanding and exercisable share options:

The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2011:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	328,374	1.13	$8.60	328,374	$8.60
$8.88	17,000	0.09	$8.88	17,000	$8.88
$10.42	20,000	2.04	$10.42	20,000	$10.42
$11.00	455,653	2.09	$11.00	455,653	$11.00
$15.47	810	5.33	$15.47	270	$15.47
$15.84	103,000	5.33	$15.84	41,200	$15.84
$16.80	150,000	7.83	$16.80	-	$16.80
$17.17	30,000	7.85	$17.17	-	$17.17
$17.30	24,000	2.64	$17.30	24,000	$17.30
$18.00	70,000	2.83	$18.00	70,000	$18.00
$18.98	9,000	4.87	$18.98	5,400	$18.98
$19.45	33,000	6.82	$19.45	6,600	$19.45
$20.16	2,000	6.87	$20.16	400	$20.16
$20.28	749,339	7.17	$20.28	1,500	$20.28
$21.25	664,950	3.13	$21.25	523,894	$21.25
$21.76	1,000	3.31	$21.76	800	$21.76
$22.10	11,000	5.56	$22.10	4,400	$22.10
$22.26	574,818	5.15	$22.26	230,383	$22.26
$22.60	2,000	3.65	$22.60	1,600	$22.60
$22.93	10,000	7.56	$22.93	-	$22.93
$23.06	10,000	6.62	$23.06	2,000	$23.06
$23.20	4,000	6.70	$23.20	800	$23.20
$24.25	150,000	6.18	$24.25	-	$24.25
$24.46	651,264	6.17	$24.46	134,962	$24.46
$26.20	2,400	6.38	$26.20	480	$26.20
$26.27	2,000	4.81	$26.27	1,200	$26.27
$27.91	2,000	6.42	$27.91	400	$27.91
$29.45	8,000	6.33	$29.45	1,600	$29.45
$35.33	808,210	4.15	$35.33	489,292	$35.33
$36.05	6,000	4.40	$36.05	4,500	$36.05
$36.20	2,000	4.33	$36.20	1,200	$36.20
$41.25	1,000	4.67	$41.25	600	$41.25
$8.60 - $41.25	4,902,818	4.68	$21.87	2,368,508	$20.35

Options granted at exercise prices ranging from $8.60 to $18.00 have fully vested at December 31, 2011. Substantially all options vest over a five year period from the date of grant.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2011, December 31, 2010 and December 31, 2009 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Weighted average fair value	$8.20	$9.08	$8.47

Assumptions:
Expected volatility	45%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%	1.5%	0.2%
Expected life	5.0 years	4.05 years	5.11 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the year ended December 31, 2011 were as follows:

RSU’s Awarded		Date of Award	Vesting Date	Market Price on Date of Award

100,000		February 10, 2011	February 10, 2016	$22.11

120,000	*	March 3, 2011	March 3, 2014	$20.28

10,000		June 7, 2011	June 7, 2014	$24.60

100,000		October 1, 2011	October 1, 2014	$16.08

5,000		October 27, 2011	October 27, 2014	$17.65

30,000		November 7, 2011	November 7, 2014	$17.17

* includes 100,000 RSU’s awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

The Company also awarded RSU’s in prior periods.  On August 7, 2008 the Company awarded 6,280 RSU’s to certain key employees of the Group.  These RSU’s vested over periods ranging from February 26, 2009 to February 26, 2011.  The market value of the Company’s ordinary shares on date of award was $41.95.  On August 16, 2010 the Company issued 2,512 ordinary shares relating to certain of these RSU awards.  On May 20, 2011 the Company issued a further 3,768 ordinary shares relating to the remaining RSU awards.

The following table summarizes the movement in non-vested RSU’s during the year ended December 31, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	365,000	$19.46
Vested	(1,256)	$41.95

Non vested outstanding at December 31, 2011	365,000	$19.46

The fair value of stock awards vested for the year ended December 31, 2011 totaled $0.1 million (2010: $0.1 million).

Non-cash stock compensation expense

Income from operations for the year ended December 31, 2011 is stated after charging $9.4 million in respect of non-cash stock compensation expense.  Non-cash stock compensation expense for the year ended December 31, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Direct costs	$5,155	$4,049	$3,776
Selling, general and administrative	$4,200	$3,359	$3,577

Total compensation costs	$9,355	$7,408	$7,353

Total non-cash stock compensation expense not yet recognized at December 31, 2011 amounted to $20.6 million.  The weighted average period over which this is expected to be recognized is 3.0 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.7 million for the year ended December 31, 2011 (2010: $2.3 million, 2009: $0.5 million).

Government Grants	12 Months Ended
Dec. 31, 2011
Government Grants
11. Government Grants

	December 31,	December 31,
	2011	2010
	(in thousands)
Received	$3,133	$3,126
Less accumulated amortization	(1,994)	(1,879)
Foreign exchange translation adjustment	291	334
	1,430	1,581
Less current portion	(79)	(111)
	$1,351	$1,470

Capital grants received may be refundable in full if certain events occur. Such events, as set out in the related grant agreements, include sale of the related asset, liquidation of the Company or failure to comply with other conditions of the grant agreements.  No loss contingency has been recognized as the likelihood of such events arising has been assessed as remote.  Government grants amortized to the profit and loss account amounted to $115,000 and $220,000 for the years ended December 31, 2011 and December 31, 2010 respectively.   As at December 31, 2011 the Company had $1.4 million in restricted retained earnings, pursuant to the terms of grant agreements.

Share Capital	12 Months Ended
Dec. 31, 2011
Share Capital
12. Share Capital

Holders of ordinary shares will be entitled to receive such dividends as may be recommended by the board of directors of the Company and approved by the shareholders and/or such interim dividends as the board of directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares will be repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

During the year ended December 31, 2009, 489,370 options were exercised by employees at an average exercise price of $9.03 per share for total proceeds of $4.4 million.

During the year ended December 31, 2010, 1,237,015 options were exercised by employees at an average exercise price of $10.64 per share for total proceeds of $13.2 million.  During the year ended December 31, 2010 2,512 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company.

During the year ended December 31, 2011, 430,340 options were exercised by employees at an average exercise price of $10.84 per share for total proceeds of $4.7 million. During the year ended December 31, 2010 3,768 ordinary shares were issued in respect of certain RSU’s previously awarded by the Company. All ordinary shares repurchased by the Company were cancelled, and the nominal value of these shares is transferred to a capital redemption reserve fund as required under Irish Company Law.

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  The Company intends to enter further share repurchase plans, to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting on July, 18 2011, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange.

Under the repurchase program, a broker will purchase the Company’s American Depositary Shares (“ADSs”) from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations.  ADSs purchased will be deposited with the Depositary under the Company’s ADR facility against delivery of the underlying Ordinary Shares, which will be repurchased by the Company on the Irish Stock Exchange in compliance with the Company’s share repurchase authorization and applicable laws and regulations. Separately, Ordinary Shares traded on the Irish Stock Exchange may also be repurchased on behalf of the Company.The program is designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker are irrevocable and the trading decisions in respect of the repurchase program will be made independently of and uninfluenced by the Company.  The Company confirms that on entering the two repurchase plans on November 22, 2011 it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

The timing and actual number of shares repurchased will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, share repurchases may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be repurchased under the repurchase program.  All Ordinary Shares repurchased by the Company will be cancelled.  The Company currently intends to complete repurchases within a 12 month period.

During the year ended December 31, 2011 545,597 ordinary shares were repurchased by the Company for a total consideration of $9.0 million.  All ordinary shares repurchased by the Company were cancelled, and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
13. Income Taxes

The Company’s United States and Irish based subsidiaries file tax returns in the United States and Ireland respectively. Other foreign subsidiaries are taxed separately under the laws of their respective countries.

The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(33,732)	$37,298	$51,783
United States	13,317	12,276	12,997
Other	49,410	43,150	39,894

Income before provision for income taxes	$28,995	$92,724	$104,674

The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Provision for income taxes:
Current:
Ireland	$351	$4,522	$(3,841)
United States	6,367	(1,915)	9,492
Other	5,518	712	8,077

Total current tax	12,236	3,319	13,728

Deferred expense/(benefit):
Ireland	(3,825)	788	(703)
United States	(1,711)	1,322	(1,672)
Other	(585)	224	(978)

Total deferred tax expense/(benefit)	(6,121)	2,334	(3,353)

Provision for income taxes	6,115	5,653	10,375

Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142

Total	$5,140	$3,506	$11,030

Ireland’s statutory income tax rate is 12.5%.  The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2010:12.5%; 2011: 12.5%)	$3,625	$11,590	$13,084
Foreign and other income taxed at higher/(reduced) rates	5,373	(4,765)	9,319
Research & development tax incentives	(6,341)	(1,927)	(15,872)
Movement in valuation allowance	4,362	822	4,027
Prior year over provision in respect of foreign taxes	(83)	(285)	(329)
Effects of permanent items	(615)	97	65
Other	(206)	121	81

	$6,115	$5,653	$10,375

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$7,331	$6,645	$6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750

Total deferred tax liabilities recognized	21,581	15,907	14,475

Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)

Deferred tax assets recognized	$24,741	$16,740	$17,551

Net deferred tax asset	$3,160	$833	$3,076

$10.1 million (2010:$10.0 million) of the deferred tax asset of $24.7 million (2010:$16.7 million) above is non-current.  $20.4 million (2010:$13.9 million) of the deferred tax liability of $21.6 million (2010:$15.9 million) is non-current.

At December 31, 2011 non-U.S subsidiaries had operating loss carry forwards for income tax purposes that may be carried forward indefinitely, available to offset against future taxable income, if any, of approximately $83.1 million (2010:$43.3 million). At December 31, 2011 non-U.S. subsidiaries also had additional operating loss carry forwards of $5.6 million which are due to expire between 2012 and 2014.

At December 31, 2011 ICON Central Laboratories Inc., a U.S. subsidiary, had U.S. Federal and State net operating loss (“NOL”) carry forwards of approximately $4.9 million and $13.1 million, respectively. These net operating losses are available for offset against future taxable income and expire between 2012 and 2031.  Of the $4.9 million U.S. Federal and $13.1 million State net operating losses, approximately $3.9 million and $12.1 million are currently available for offset against future U.S. Federal and State taxable income respectively. Annual utilization of these state net operating losses may be limited by specific state rules. The subsidiary’s ability to use the remaining U.S. Federal and State net operating loss carry forwards of $1.0 million and $1.0 million, respectively is further limited to $113,000 per year due to the subsidiary experiencing a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)

2012- 2014	$226	$226
2015- 2019	678	678
2020- 2031	4,034	12,180

	$4,938	$13,084

In addition, ICON Central Laboratories Inc has alternative minimum tax credit carry forwards of approximately $0.3 million that are available to reduce future U.S. federal regular income taxes, over an indefinite period.  It also has general business credit carry forwards of approximately $0.3 million that are available to offset future U.S. federal income taxes.

At December 31, 2011 ICON Clinical Research Inc. and its U.S. subsidiaries had U.S. State net loss and credit forwards of approximately $1.2 million. These net operating losses are available for offset against future, or in some cases prior, taxable income in the relevant state and generally expire between 2020 and 2031.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	-	1,235

	$-	$1,235

ICON Clinical Research, Inc. has tax credit carry forwards of approximately U.S. $0.1 million that are available to reduce future income taxes, if any.  These credits begin to expire in 2012 and are subject to an annual limitation that will prevent full utilization before expiration.

At December 31, 2011 Oxford Outcomes, Inc., a U.S. subsidiary, had U.S. Federal and State net operating loss carry forwards of approximately $0.8 million and $0.9 million, respectively. These net operating losses are available for offset against future, or in some cases prior, taxable income in the relevant state and generally expire between 2030 and 2032.

The expected expiry dates of these losses are as follows:

	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	337	406
2032	489	497

	$826	$903

The valuation allowance at December 31, 2011 was approximately $16.4 million.  The valuation allowance for deferred tax assets as of December 31, 2010 and December 31, 2009 was $12.3 million and $10.4 million respectively. The net change in the total valuation allowance was an increase of $4.1 million during 2011 and an increase of $1.9 million during 2010.

The valuation allowances at December 31, 2011 and December 31, 2010 were primarily related to tax losses and tax credits carried forward that, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment.

The Company has not recognized a deferred tax liability for the undistributed earnings of foreign subsidiaries that arose in 2011 and prior years as the Company considers these earnings to be indefinitely reinvested.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$8,566	$15,855	$13,643

Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)	-
Increase related to current year tax positions	482	-	2,512
Settlements	-	(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)

Gross amount of unrecognized tax benefits at end of year	$6,543	$8,566	$15,855

The Company does not anticipate that the amount of unrecognized tax benefits at December 31, 2011 will significantly change in the coming year.

Included in the balance of total unrecognized tax benefits at December 31, 2011 there were net potential benefits of $6.5 million, which if recognized, would affect the effective rate on income tax from continuing operations. The balance of total unrecognized tax benefits at December 31, 2010 and December 31, 2009 included net potential benefits which, if recognized, would affect the effective rate of income tax from continuing operations of $8.1 million and $15.4 million respectively.

Interest and penalties recognized as a net benefit during the year ended December 31, 2011 amounted to $0.4 million (2010: $1.8 million) and are included within the provision for income taxes.  Total accrued interest and penalties as of December 31, 2010 and December 31, 2009 were $1.2 million and $1.7 million respectively and are included in the closing income tax liabilities at those dates.

Our major tax jurisdictions are the United States and Ireland.  We may potentially be subjected to tax audits in our major jurisdictions.  In the United States tax periods open to audit include the years ended December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011.  In Ireland tax periods open to audit include the years ended December 31, 2007, December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011.  During such audits, local tax authorities may challenge the positions taken by us in tax returns.

Non-recurring charges, net	12 Months Ended
Dec. 31, 2011
Non-recurring charges, net
14. Non-recurring charges, net

Non-recurring charges, net recognized during the year ended December 31, 2011 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Restructuring charges	9,817	-	$13,301
Research and development incentives	-	-	(4,493)
Net charge	$9,817	-	$8,808

Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 Restructuring Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 Restructuring Plan related to the clinical research segment, while $1.5 million related to our central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 Restructuring Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 Restructuring Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plan recognized during the year ended December 31, 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Closing provision	$2,234	$1,640	$3,874

During the year ended December 31, 2009 the Company also conducted a review of its operations in response to the globalization of clinical studies and its attendant impact on resources in existing and emerging markets.  This review resulted in the adoption of a restructuring plan (the “2009 Restructuring Plan”) which resulted in resource rationalizations in certain of the more mature markets in which the Company operates and the closure of certain of the Company’s office facilities.  A restructuring charge of $13.4 million was recognised, $8.5 million in respect of office consolidations and $4.9 million in respect of workforce reductions. $12.9 million of these costs recognised under this plan related to our clinical research segment while $0.5 million related to our central laboratory business.

Details of movement in the 2009 Restructuring Plan recognized during the years ended December 31, 2009 to December 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$4,886	$8,548	$13,434
Amounts released	-	(133)	(133)
Net provision recognised	4,886	8,415	13,301

Cash payments	(4,886)	(6,503)	(11,389)
Property, plant and equipment write-off	-	(1,912)	(1,912)
Closing provision	$-	$-	$-

Research and Development Tax Incentives

During the year ended December 31, 2009 the Company received research and development incentives in certain jurisdictions in which it operates.  Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate. During the year ended December 31, 2009 the Company recognized income of $4.5 million in respect of research and development tax incentives received during the current year but related to prior years.

Significant Concentrations	12 Months Ended
Dec. 31, 2011
Significant Concentrations
15. Significant Concentrations

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2011 comprises:

	December 31,	December 31,
	2011	2010
	(in thousands)
Opening provision	$3,284	$5,210
Amounts used during the year	(945)	(2,192)
Amounts provided during the year	4,190	3,414
Amounts released during the year	(1,003)	(3,148)

Closing provision	$5,526	$3,284

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $52.2 million, $46.0 million and $45.2 million in rental expense for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2012	$36,927
2013	31,564
2014	26,582
2015	20,088
2016	16,681
Thereafter	26,884

Total	$158,726

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  The Company intends to enter further share repurchase plans, to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting on July, 18 2011, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange. At December 31, 2011 $10.0 million remains outstanding under the above repurchase plans.

Business Segment Information	12 Months Ended
Dec. 31, 2011
Business Segment Information
17. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland principally include the Ireland, United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at December 31, 2011 and December 31, 2010 and for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 is as follows:

a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$88,869	$128,790	$151,618
Rest of Europe	348,492	292,567	251,104
U.S.	393,957	381,196	408,561
Other	114,411	97,491	76,329

Total	$945,729	$900,044	$887,612

b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$71,549	$63,813	$70,656
Clinical research	874,180	836,231	816,956

Total	$945,729	$900,044	$887,612

c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$54,010	$73	$54,083
Rest of Europe	21,537	2,408	23,945
U.S.	36,280	(11,289)	24,991
Other	4,433	-	4,433

Total	$116,260	$(8,808)	$107,452

d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$5,338	$(309)	$5,029
Clinical research	110,922	(8,499)	102,423

Total	$116,260	$(8,808)	$107,452

e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$109,953	$109,919
Rest of Europe	16,419	16,675
U.S.	33,086	33,855
Other	9,003	10,412

Total	$168,461	$170,861

f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$18,292	$21,106
Clinical research	150,169	149,755

Total	$168,461	$170,861

g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$15,192	$11,840	$9,459
Rest of Europe	7,057	5,543	5,960
U.S.	12,427	12,422	13,945
Other	4,006	4,068	3,295

Total	$38,682	$33,873	$32,659

h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$3,721	$4,888	$3,724
Clinical research	34,961	28,985	28,935

Total	$38,682	$33,873	$32,659

i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$414,510	$418,098
Rest of Europe	216,313	173,668
U.S.	363,527	329,971
Other	41,117	27,801

Total	$1,035,467	$949,538

j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$55,184	$60,004
Clinical research	980,283	889,534

Total	$1,035,467	$949,538

k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$16,987	$16,095	$11,988
Rest of Europe	4,795	5,869	3,444
U.S.	10,222	5,852	14,730
Other	4,001	3,777	4,652

Total	$36,005	$31,593	$34,814

l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$1,449	$3,991	$10,774
Clinical research	34,556	27,602	24,040

Total	$36,005	$31,593	$34,814

m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2011	2010	2009

Client A	13%	*	*

* Net revenue did not exceed 10%.

n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$762	$1,277	$175
Rest of Europe	364	406	422
U.S.	18	22	135
Other	50	56	20

Total	$1,194	$1,761	$752

o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$18	$20	$18
Clinical research	1,176	1,741	734

Total	$1,194	$1,761	$752

p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(3,475)	$5,310	$(4,544)
Rest of Europe	657	(1,606)	4,202
U.S.	4,656	(593)	7,820
Other	4,277	2,542	2,897

Total	$6,115	$5,653	$10,375

q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$(175)	$(2,858)	$610
Clinical research	6,290	8,511	9,765

Total	$6,115	$5,653	$10,375

Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Disclosure of Cash Flow Information
18. Supplemental Disclosure of Cash Flow Information

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)

Non-cash interest on acquisition consideration payable*	$743	$-	$-

Cash paid for interest	$388	$833	$3,642

Cash paid for income taxes	$22,723	$14,634	$12,977
* recorded within interest expense

Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
19. Accumulated Other Comprehensive Income

	December 31,	December 31,
	2011	2010
	(in thousands)
Currency translation adjustments	$7,609	$18,956
Currency impact on long term funding	(20,913)	(20,111)
Tax on currency impact on long term funding	1,540	1,246
Actuarial gain on defined benefit pension plan (note 9)	(4,060)	305
Unrealised capital gain(loss) – investments (note 3)	(622)	-

Total	$(16,446)	$396

Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Impact of New Accounting Pronouncements
20. Impact of New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under International Financial Reporting Standards (IFRS). ASU 2011-11 is effective retrospectively for fiscal years beginning after January 1, 2013.

In September 2011, the FASB issued ASU No. 2011-08 Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. ASU 2011-08 permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. If an entity concludes it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it need not perform the two-step impairment test. ASU 2011- 08 is effective for fiscal years beginning after December 15, 2011.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 permits an entity to present the components of net income and comprehensive income in either one or two consecutive financial statements. The ASU eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. ASU 2011-05 is effective for fiscal years ending after December 15, 2012. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The Company plans to implement the provisions of ASU 2011-05 by presenting a separate statement of other comprehensive income following the statement of income in 2012.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. ASU 2011- 04 is effective prospectively for interim and annual periods beginning after December 15, 2011.

In December 2010, the FASB issued ASU No. 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, a consensus of the FASB Emerging Issues Task Force (Issue No. 10-A).  ASU 2010-28 modifies Step 1 of the goodwill impairment test under ASC Topic 350 for reporting units with zero or negative carrying amounts to require an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are adverse qualitative factors in determining whether an interim goodwill impairment test between annual test dates is necessary. ASU No. 2010-28 is effective for fiscal years beginning after December 15, 2010.

Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties
21. Related Parties

On December 31, 2009 Dr. John Climax retired as Chairman of the Board of the Company.  From January 2010 he has held the position as an outside director of the Company.  The Company has entered into a three year agreement with Rotrua Limited, a company controlled by Dr. Climax, for the provision of consultancy services at an agreed fee of €262,500 ($348,968) per annum.  The consultancy agreement provides that the Company will provide during the term of the agreement permanent disability and life insurance cover for Dr. Climax and medical insurance cover for himself and his dependants.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
22. Subsequent Events

Acquisition of BeijingWits Medical Limited

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical Limited (“BeijingWits”), a leading Chinese CRO, for an initial cash consideration of $9.0 million.

BeijingWits offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong.

Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in the period to December 31, 2013.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	490
Current liabilities	(1,046)
Total	$860

Acquisition of PriceSpective LLC

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective LLC (“PriceSpective”), a global leader in value strategy consulting, for an initial cash consideration of $40.0 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, HEOR, due diligence support and payer engagement services. Since the company’s inception in 2003, PriceSpective has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in the period to December 2012.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$247
Cash and cash equivalents	876
Accounts receivable	6,049
Other current assets	372
Current liabilities	(5,619)
Total	$1,925

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of consolidation
(a)           Basis of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the consolidated statement of operations from the date of acquisition.

Use of estimates
(b)           Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principle management estimates and judgements used in preparing the financial statements relate to revenue recognition, taxation, goodwill and business combinations.

Revenue recognition
(c)           Revenue recognition

The Company primarily earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, biometric activities, consulting, imaging, contract staffing, informatics and laboratory services. Contracts range in duration from a number of months to several years.  Revenue for services, as rendered, is recognized only after persuasive evidence of an arrangement exists, the sales price is fixed or determinable and collectability is reasonably assured.

Clinical trials management revenue is recognized on a proportional performance method. Depending on the contractual terms revenue is either recognized on the percentage of completion method based on the relationship between hours incurred and the total estimated hours of the trial or on the unit of delivery method. Contract costs equate to the product of labor hours incurred and compensation rates.  For the percentage of completion method, the input (effort expended) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. Contract revenue is the product of the aggregated labor hours required to complete the specified contract tasks at the agreed contract rates. The Company regularly reviews the estimate of total contract time to ensure such estimates remain appropriate taking into account actual contract stage of completion, remaining time to complete and any identified changes to the contract scope. Remaining time to complete depends on the specific contract tasks and the complexity of the contract and can include geographical site selection and initiation, patient enrolment, patient testing and level of results analysis required. While the Company may routinely adjust time estimates, the Company’s estimates and assumptions historically have been accurate in all material respects in the aggregate.  Where revenue is recognized on the unit of delivery method, the basis applied is the number of units completed as a percentage of the total number of contractual units.

Biometrics revenue is recognised on a fee-for-service method as each unit of data is prepared on the basis of the number of units completed in a period as a percentage of the total number of contracted units.  Imaging revenue is recognised on a fee-for-service basis recognizing revenue for each image completed. Consulting revenue is recognised on a fee-for-service basis as each hour of the related service is performed. Contract staffing revenue is recognized on a fee-for-service basis, over the time the related service is performed, or in the case of permanent placement, once the candidate has been placed with the client.  Informatics revenue is recognized on a fee-for-service basis.  Informatics contracts are treated as multiple element arrangements, with contractual elements comprising licence fee revenue, support fee revenue and revenue from software services, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Licence and support fee revenues are recognized rateably over the period of the related agreement.  Revenue from software services is recognized using the percentage of completion method based on the relationship between hours incurred and the total estimated hours required to perform the service.

Laboratory service revenue is recognised on a fee-for-service basis. The Company accounts for laboratory service contracts as multiple element arrangements, with contractual elements comprising laboratory kits and laboratory testing, each of which can be sold separately. Sales prices for contractual elements are determined by reference to objective and reliable evidence of their sales price. Revenues for contractual elements are recognised on the basis of the number of deliverable units completed in the period.

Contracts generally contain provisions for renegotiation in the event of changes in the scope, nature, duration, or volume of services of the contract. Renegotiated amounts are recognised as revenue by revision to the total contract value arising as a result of an authorised customer change order.

The difference between the amount of revenue recognised and the amount billed on a particular contract is included in the balance sheet as unbilled revenue or payments on account. Normally, amounts become billable upon the achievement of certain milestones, for example, target patient enrollment rates, clinical testing sites initiated or case report forms completed. Once the milestone target is reached, amounts become billable in accordance with pre-agreed payment schedules included in the contract or on submission of appropriate billing detail. Such cash payments are not representative of revenue earned on the contract as revenues are recognised over the period in which the specified contractual obligations are fulfilled. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets. Advance billings to customers, for which revenue has not been recognised, are recognised as payments on account within current liabilities.

In the event of contract termination, if the value of work performed and recognised as revenue is greater than aggregate milestone billings at the date of termination, cancellation clauses ensure that the Company is paid for all work performed to the termination date.

Reimbursable expenses
(d)           Reimbursable expenses

Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract and are deducted from gross revenue in arriving at net revenue. Investigator payments are accrued based on patient enrollment over the life of the contract. Investigator payments are made based on predetermined contractual arrangements, which may differ from the accrual of the expense. Payments to investigators in excess of the accrued expense are classified as prepaid expenses and accrued expense in excess of amounts paid are classified as accounts payable.

Direct costs	(e) Direct costs Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.
Advertising costs
(f)           Advertising costs

All costs associated with advertising and promotion are expensed as incurred. The advertising and promotion expense was $2,905,000, $3,431,000 and $2,548,000 for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 respectively.

Foreign currencies and translation of subsidiaries
(g)           Foreign currencies and translation of subsidiaries

The Company's financial statements are prepared in United States dollars. Transactions in currencies other than United States dollars are recorded at the rate ruling at the date of the transactions. Monetary assets and liabilities denominated in currencies other than United States dollars are translated into United States dollars at exchange rates prevailing at the balance sheet date. Adjustments resulting from these translations are charged or credited to income.  Amounts credited or charged to the statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 were as follows:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Amounts charged	$391	$3,731	$1,639

The financial statements of subsidiaries with other functional currencies are translated at period end rates for the balance sheet and average rates for the statement of operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income.

Disclosure about fair value of financial instruments
(h)           Disclosure about fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each material class of financial instrument:

Cash, cash equivalents, unbilled revenue, other receivables, short term investments, prepayments and other current assets, accounts receivable, accounts payable, investigator payments, payments received on account, accrued liabilities, accrued bonuses, bank overdraft and taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities’ carrying amounts approximate fair value based on net present value of estimated future cash flows.

Business combinations
(i)           Business combinations

The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognised on the acquisition date at the acquisition date fair value of this contingent consideration. Any changes to this estimate in subsequent periods will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as an asset or liability any adjustments will be accounted for through the Consolidated Statement of Operations or other comprehensive income depending on whether the asset or liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to the original acquisition accounting.

Goodwill and Impairment
(j)           Goodwill and Impairment

Goodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.  Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. The first step is to compare the carrying amount of the reporting unit’s assets to the fair value of the reporting unit. If the carrying amount exceeds the fair value then a second step is completed which involves the fair value of the reporting unit being allocated to each asset and liability with the excess being implied goodwill. The impairment loss is the amount by which the recorded goodwill exceeds the implied goodwill. No impairment was recognized as a result of the impairment testing carried out for the years ended December 31, 2011, December 31, 2010 and December 31, 2009.

Intangible assets	(k) Intangible assets Intangible assets are amortized on a straight line basis over their estimated useful life.
Cash and cash equivalents
(l)           Cash and cash equivalents

Cash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.

Short term investments - available for sale
(m)           Short term investments - available for sale

The Company classifies short-term investments as available for sale in accordance with the terms of FASB ASC 320, Investments – Debt and Equity Securities.  Realized gains and losses are determined using specific identification.  The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders’ equity.  Any differences between the cost and fair value of the investments are represented by accrued interest.

Inventory
(n)           Inventory

Inventory is valued at the lower of cost and net market value and after provisions for obsolescence. Cost of raw materials comprises the purchase price and attributable costs, less trade discounts.  At December 31, 2011 the carrying value of inventory, included within prepayments and other current assets on the balance sheet, was $2.8 million (2010: $3.8 million).

Property, plant and equipment
(o)           Property, plant and equipment

Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	4-8

Leasehold improvements are amortized using the straight-line method over the estimated useful life of the asset or the lease term, whichever is shorter.

Leased assets
(p)           Leased assets

Costs in respect of operating leases are charged to the statement of operations on a straight line basis over the lease term.

Assets acquired under capital finance leases are included in the balance sheet at the present value of the future minimum lease payments and are depreciated over the shorter of the lease term and their remaining useful lives. The corresponding liabilities are recorded in the balance sheet and the interest element of the capital lease rental is charged to interest expense.

Income taxes
(q)           Income taxes

The Company applies FASB ASC 740, Income Taxes (“ASC 740”), which requires the asset and liability method of accounting for income taxes. Under the asset and liability method of ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  ASC 740 requires that the Company recognizes the largest amount of tax benefit that is greater than 50% likely of being realized upon effective settlement when considering uncertain tax positions.

Government grants
(r)           Government grants

Government grants received relating to capital expenditure are shown as deferred income and credited to income on a basis consistent with the depreciation policy of the relevant assets.  Grants relating to categories of operating expenditures are credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets.  The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and development credits
(s)           Research and development credits

Research and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company’s ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of the operating expenditure to which the credits relate.

Pension costs
(t)           Pension costs

The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through a subsidiary, a defined benefit plan for certain of its United Kingdom employees. The Company accounts for the costs of this plan using actuarial models required by FASB ASC 715-30 and the plan is presented in accordance with the requirements of FASB ASC 715-60 Defined Benefit Plans – Other Postretirement.

Net income per ordinary share
(u)           Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares.

There is no difference in net income used for basic and diluted net income per ordinary share. The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504

Share-based compensation
(v)           Share-based compensation

The Company accounts for its share options in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These awards include employee stock options.

Share-based compensation expense for stock options awarded to employees and directors is estimated at the grant date based on each option’s fair value as calculated using the Black-Scholes option-pricing model. The value of awards expected to vest is recognized as an expense over the requisite service periods.

Estimating the fair value of share-based awards as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company’s share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates, and the expected term of the awards.

Impairment of long-lived assets
(w)           Impairment of long-lived assets

Long lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less selling costs.

Reclassifications	(x) Reclassifications Certain amounts in the consolidated financial statements have been reclassified where necessary to conform to the current year presentation.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Adjustments Resulting From Foreign Currency Translations
 Amounts credited or charged to the statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 were as follows:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Amounts charged	$391	$3,731	$1,639

Estimated Useful Lives Of Assets
Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	4-8

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504

Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2011
Cost and fair value of the investments
	December 31,	December 31,
	2011	2010
	(in thousands)

At start of period/year	$-	$49,227
Additions	56,000	30,260
Disposals	(438)	(79,487)
Unrealized capital gain/(loss) - investments	(622)	-

At end of period/year	$54,940	-

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
	December 31,	December 31,
	2011	2010
	(in thousands)
Opening goodwill	$175,860	$173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions	-	2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$253,393	$175,860

Firecrest Clinical Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill	48,073
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$68,491

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Firecrest acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$952,729	$906,311
Net income	$25,851	$86,127
Basic earnings per share	$0.43	$1.44
Diluted earnings per share	$0.42	$1.42

Oxford Outcomes Limited
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:

January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Oxford Outcomes acquisition if completed on January 1, 2010 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2010 and December 31, 2011 as follows:

	Year Ended
	December 31,
	2011	2010
	(in thousands)
Net revenue	$945,729	$919,524
Net income	$22,880	$91,524
Basic earnings per share	$0.38	$1.53
Diluted earnings per share	$0.37	$1.51

Timaq Medical Imaging
Schedule of Assets Acquired and Liabilities Assumed
 The following table summarizes the fair values of the assets acquired and the liabilities assumed:

May 17
2010
(in thousands)
Property, plant and equipment	$107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$3,823

Proforma Effect in Net Revenue Net Income and Earnings Per Share
The proforma effect of the Timaq Medical Imaging acquisition if completed on January 1, 2009 would have resulted in net revenue, net income and earnings per share for the fiscal years ended December 31, 2009 and December 31, 2010 as follows:

	Year Ended
	December 31,
	2010	2009
	(in thousands)
Net revenue	$900,370	$888,929
Net income	$86,594	$93,332
Basic earnings per share	$1.45	$1.59
Diluted earnings per share	$1.43	$1.56

Healthcare Discoveries Inc
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the fair values of the assets acquired and the liabilities assumed at the date of acquisition.

February, 11
2008
(in thousands)
Property, plant and equipment	$327
Intangible assets	2,890
Goodwill	12,424
Cash	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$14,270

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets
	December 31,	December 31,
	2011	2010
Cost	(in thousands)
Customer relationships acquired	$22,193	$12,337
Technology asset acquired	11,169	-
Order backlog	3,260	1,470
Tradenames acquired	1,357	-
Volunteer list acquired	1,325	1,325
Foreign exchange movement	(1,728)	(55)
Total cost	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	$28,260	$8,278

Future Intangible Asset Amortization Expense
Future intangible asset amortization expense for the years ended December 31, 2012 to December 31, 2016 is as follows:

Year ended December 31 (in thousands)
2012	$5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
$22,693

Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant and Equipment Net
	December 31,	December 31,
	2011	2010
	(in thousands)
Cost
Land	$4,602	$3,597
Building	93,011	95,895
Computer equipment and software	178,477	155,547
Office furniture and fixtures	62,454	60,000
Laboratory equipment	32,134	31,260
Leasehold improvements	9,430	7,648
Motor vehicles	70	72
	380,178	354,019
Less accumulated depreciation and asset write off	(211,717)	(183,158)

Property, plant and equipment (net)	$168,461	$170,861

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Liabilities
	December 31,	December 31,
	2011	2010
	(in thousands)

Personnel related liabilities	$62,017	$54,983
Facility related liabilities	14,776	11,666
General overhead liabilities	24,520	24,052
Other liabilities	1,823	5,202
Short term government grants	79	111
Restructuring provisions (note 14)	3,874	315
Acquisition consideration payable	37,615	2,712
Share repurchase program	1,259	-
Short term finance leases (note 16)	-	158

	$145,963	$99,199

Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Noncurrent Liabilities
	December 31,	December 31,
	2011	2010
	(in thousands)

Defined benefit pension obligations, net (note 9)	$4,903	$983
Acquisition consideration payable	11,903	-
Other non-current liabilities	3,232	3,676

	$20,038	$4,659

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension Costs of the Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2011	December 31, 2010
	(in thousands)
Benefit obligation at beginning of year	$16,482	$13,686
Service cost	212	184
Interest cost	931	746
Plan participants’ contributions	134	133
Benefits paid	(109)	(54)
Actuarial loss	2,621	2,232
Foreign currency exchange rate changes	(347)	(445)
Benefit obligation at end of year	$19,924	$16,482

Change in plan assets	December 31, 2011	December 31, 2010
	(in thousands)
Fair value of plan assets at beginning of year	$15,499	$13,573
Actual return on plan assets	(604)	2,003
Employer contributions	273	293
Plan participants’ contributions	135	133
Benefits paid	(109)	(54)
Foreign currency exchange rate changes	(173)	(449)
Fair value of plan assets at end of year	$15,021	$15,499

Funded Status
Funded status	December 31, 2011	December 31, 2010
	(in thousands)
Projected benefit obligation	$(19,924)	$(16,482)
Fair value of plan assets	15,021	15,499
Funded status	$(4,903)	$(983)

Non-current other liabilities	$(4,903)	$(983)

Components of Net Periodic Benefit Cost/(Credit)
Components of net periodic benefit cost/(credit)	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Service cost	$212	$184	$182
Interest cost	931	746	673
Expected return on plan assets	(1,141)	(980)	(740)
Amortization of prior service costs	-	-	102
Amortization of net (gain)/loss	-	-	(23)
Net periodic benefit (credit)/cost	$2	$(50)	$194

Amounts Recognized In Accumulated Other Comprehensive Income That Has Not Yet Been Recognized As Components Of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that has not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Net actuarial (gain)/loss	$4,060	$(305)	$(1,514)
Total	$4,060	$(305)	$(1,514)

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes over the long term are as follows:
Asset Category	Expected long-term return per annum
Equity	6.1%
Bonds	4.7%

Plan Asset Fair Value Measurements	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2011	December 31, 2010
Equity	90%	90%
Bonds	10%	10%
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service	The following annual benefit payments, which reflect expected future service, as appropriate, are expected to be paid.
(in thousands)

2012	$78
2013	78
2014	78
2015	78
2016	78
Years 2017 - 2021	$385

Fair Value, Inputs, Level 1
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements
Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$2

Equity Securities
Legal and General UK Equity Index	5,426
Legal and General North America Equity Index	2,772
Legal and General Europe (ex UK) Equity Index	2,696
Legal and General Japan Equity Index	1,329
Legal and General Asia Pac (ex Japan) Equity Index	1,301

Fixed Income Securities
Legal and General over 15 year Gilts Index	495
Legal and General AAA-AA-A Bonds Over 15 year Index	499
Legal and General over 5 year Index-Linked Gilts Index	501
$15,021

Pension Plans, Defined Benefit
Assumptions Used
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost/(credit) for the years ended December 31, 2009, December 31, 2010 and December 31, 2011:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
Discount rate	5.4%	5.7%	6.4%
Rate of compensation increase	4.0%	4.0%	4.2%
Expected rate of return on plan assets	7.1%	7.4%	6.8%

Accumulated other comprehensive income	December 31, 2011	December 31, 2010	December 31, 2009
	(in thousands)
Actuarial loss	$4,365	$1,209	$619
Prior service costs recognized in other comprehensive income	-	-	102
Less actuarial loss recognized in net periodic benefit cost	-	-	23
Prior service costs recognized in net periodic benefit cost	-	-	(102)
Total	$4,365	$1,209	$642

Benefit Obligations
Assumptions Used	The following assumptions were used in determining the benefit obligation at December 31, 2011:
	December 31,	December 31,
	2011	2010
Discount rate	4.7%	5.4%
Rate of compensation increase	3.5%	4.0%

Share Options and Stock Compensation Charges (Tables)	12 Months Ended
Dec. 31, 2011
Transactions for Company's Share Option Plans
The following table summarizes the transactions for the Company’s share option plans for the years ended December 31, 2011, December 31, 2010 and December 31, 2009:

	Options Granted Under Plans *	Number of Shares *	Weighted Average Exercise Price *	Weighted Average Grant Date Fair Value *
Outstanding at December 31, 2008	5,222,263	5,222,263	$17.98	$7.24
Granted	932,133	932,133	$21.54	$8.47
Exercised	(489,370)	(489,370)	$9.03	$4.07
Cancelled	(256,804)	(256,804)	$26.60	$10.09
Outstanding at December 31, 2009	5,408,222	5,408,222	$18.99	$7.60
Granted	1,038,327	1,038,327	$24.34	$9.08
Exercised	(1,237,015)	(1,237,015)	$10.64	$4.69
Cancelled	(410,857)	(410,857)	$25.86	$9.91
Outstanding at December 31, 2010	4,798,677	4,798,677	$21.71	$8.47
Granted	989,449	989,449	$19.66	$8.20
Exercised	(430,340)	(430,340)	$10.84	$4.80
Cancelled	(454,968)	(454,968)	$25.77	$9.87
Outstanding at December 31, 2011	4,902,818	4,902,818	$21.87	$8.61

Vested and exercisable at December 31, 2011	2,368,508	2,368,508	$20.35	$8.08

Non Vested Shares Outstanding
Non vested shares outstanding as at December 31, 2011 are as follows:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	2,673,674	$24.76	$9.48

Granted	989,449	19.66	8.20
Vested	(836,737)	23.00	9.01
Forfeited	(292,076)	26.31	10.00

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Information Concerning Outstanding and Exercisable Share Options
The following table summarizes information concerning outstanding and exercisable share options as of December 31, 2011:

Options Outstanding				Options Exercisable
Range Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$8.60	328,374	1.13	$8.60	328,374	$8.60
$8.88	17,000	0.09	$8.88	17,000	$8.88
$10.42	20,000	2.04	$10.42	20,000	$10.42
$11.00	455,653	2.09	$11.00	455,653	$11.00
$15.47	810	5.33	$15.47	270	$15.47
$15.84	103,000	5.33	$15.84	41,200	$15.84
$16.80	150,000	7.83	$16.80	-	$16.80
$17.17	30,000	7.85	$17.17	-	$17.17
$17.30	24,000	2.64	$17.30	24,000	$17.30
$18.00	70,000	2.83	$18.00	70,000	$18.00
$18.98	9,000	4.87	$18.98	5,400	$18.98
$19.45	33,000	6.82	$19.45	6,600	$19.45
$20.16	2,000	6.87	$20.16	400	$20.16
$20.28	749,339	7.17	$20.28	1,500	$20.28
$21.25	664,950	3.13	$21.25	523,894	$21.25
$21.76	1,000	3.31	$21.76	800	$21.76
$22.10	11,000	5.56	$22.10	4,400	$22.10
$22.26	574,818	5.15	$22.26	230,383	$22.26
$22.60	2,000	3.65	$22.60	1,600	$22.60
$22.93	10,000	7.56	$22.93	-	$22.93
$23.06	10,000	6.62	$23.06	2,000	$23.06
$23.20	4,000	6.70	$23.20	800	$23.20
$24.25	150,000	6.18	$24.25	-	$24.25
$24.46	651,264	6.17	$24.46	134,962	$24.46
$26.20	2,400	6.38	$26.20	480	$26.20
$26.27	2,000	4.81	$26.27	1,200	$26.27
$27.91	2,000	6.42	$27.91	400	$27.91
$29.45	8,000	6.33	$29.45	1,600	$29.45
$35.33	808,210	4.15	$35.33	489,292	$35.33
$36.05	6,000	4.40	$36.05	4,500	$36.05
$36.20	2,000	4.33	$36.20	1,200	$36.20
$41.25	1,000	4.67	$41.25	600	$41.25
$8.60 - $41.25	4,902,818	4.68	$21.87	2,368,508	$20.35

Weighted Average Fair Values and Assumptions Used
 The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009

Weighted average fair value	$8.20	$9.08	$8.47

Assumptions:
Expected volatility	45%	45%	45%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%	1.5%	0.2%
Expected life	5.0 years	4.05 years	5.11 years

RSU Granted During Period
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group.  Details of RSU’s granted during the year ended December 31, 2011 were as follows:

RSU’s Awarded		Date of Award	Vesting Date	Market Price on Date of Award

100,000		February 10, 2011	February 10, 2016	$22.11

120,000	*	March 3, 2011	March 3, 2014	$20.28

10,000		June 7, 2011	June 7, 2014	$24.60

100,000		October 1, 2011	October 1, 2014	$16.08

5,000		October 27, 2011	October 27, 2014	$17.65

30,000		November 7, 2011	November 7, 2014	$17.17

* includes 100,000 RSU’s awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the year ended December 31, 2011:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2010	1,256	$41.95

Granted	365,000	$19.46
Vested	(1,256)	$41.95

Non vested outstanding at December 31, 2011	365,000	$19.46

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the year ended December 31, 2011 has been allocated to direct costs and selling, general and administrative expenses as follows:

	Year ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Direct costs	$5,155	$4,049	$3,776
Selling, general and administrative	$4,200	$3,359	$3,577

Total compensation costs	$9,355	$7,408	$7,353

Government Grants (Tables)	12 Months Ended
Dec. 31, 2011
Government Grant
11. Government Grants

	December 31,	December 31,
	2011	2010
	(in thousands)
Received	$3,133	$3,126
Less accumulated amortization	(1,994)	(1,879)
Foreign exchange translation adjustment	291	334
	1,430	1,581
Less current portion	(79)	(111)
	$1,351	$1,470

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(33,732)	$37,298	$51,783
United States	13,317	12,276	12,997
Other	49,410	43,150	39,894

Income before provision for income taxes	$28,995	$92,724	$104,674

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Provision for income taxes:
Current:
Ireland	$351	$4,522	$(3,841)
United States	6,367	(1,915)	9,492
Other	5,518	712	8,077

Total current tax	12,236	3,319	13,728

Deferred expense/(benefit):
Ireland	(3,825)	788	(703)
United States	(1,711)	1,322	(1,672)
Other	(585)	224	(978)

Total deferred tax expense/(benefit)	(6,121)	2,334	(3,353)

Provision for income taxes	6,115	5,653	10,375

Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142

Total	$5,140	$3,506	$11,030

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2010:12.5%; 2011: 12.5%)	$3,625	$11,590	$13,084
Foreign and other income taxed at higher/(reduced) rates	5,373	(4,765)	9,319
Research & development tax incentives	(6,341)	(1,927)	(15,872)
Movement in valuation allowance	4,362	822	4,027
Prior year over provision in respect of foreign taxes	(83)	(285)	(329)
Effects of permanent items	(615)	97	65
Other	(206)	121	81

	$6,115	$5,653	$10,375

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$7,331	$6,645	$6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750

Total deferred tax liabilities recognized	21,581	15,907	14,475

Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)

Deferred tax assets recognized	$24,741	$16,740	$17,551

Net deferred tax asset	$3,160	$833	$3,076

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$8,566	$15,855	$13,643

Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)	-
Increase related to current year tax positions	482	-	2,512
Settlements	-	(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)

Gross amount of unrecognized tax benefits at end of year	$6,543	$8,566	$15,855

Central Laboratory
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2012- 2014	$226	$226
2015- 2019	678	678
2020- 2031	4,034	12,180

	$4,938	$13,084

Clinical Research
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	-	1,235

	$-	$1,235

Oxford Outcomes Limited
Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)
2012- 2014	$-	$-
2015- 2019	-	-
2020- 2031	337	406
2032	489	497

	$826	$903

Non-recurring charges, net (Tables)	12 Months Ended
Dec. 31, 2011
Non-recurring charges, net
Non-recurring charges, net recognized during the year ended December 31, 2011 comprise:

	Year Ended
	December 31,	December 31,	December 31,
	2011	2010	2009
	(in thousands)
Restructuring charges	9,817	-	$13,301
Research and development incentives	-	-	(4,493)
Net charge	$9,817	-	$8,808

Details of Restructuring Provisions Recognized
Details of the movement in the 2011 Restructuring Plan recognized during the year ended December 31, 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)

Closing provision	$2,234	$1,640	$3,874

Details of Movement in Restructuring Provisions Recognised
Details of movement in the 2009 Restructuring Plan recognized during the years ended December 31, 2009 to December 2011 is as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$4,886	$8,548	$13,434
Amounts released	-	(133)	(133)
Net provision recognised	4,886	8,415	13,301

Cash payments	(4,886)	(6,503)	(11,389)
Property, plant and equipment write-off	-	(1,912)	(1,912)
Closing provision	$-	$-	$-

Significant Concentrations (Tables)	12 Months Ended
Dec. 31, 2011
Provision for doubtful debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2011 comprises:

	December 31,	December 31,
	2011	2010
	(in thousands)
Opening provision	$3,284	$5,210
Amounts used during the year	(945)	(2,192)
Amounts provided during the year	4,190	3,414
Amounts released during the year	(1,003)	(3,148)

Closing provision	$5,526	$3,284

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Rental Commitments for Operating Leases with Non-cancelable Terms
 Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2012	$36,927
2013	31,564
2014	26,582
2015	20,088
2016	16,681
Thereafter	26,884

Total	$158,726

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Distribution of Net Revenue by Geographical Area
a)  The distribution of net revenue by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$88,869	$128,790	$151,618
Rest of Europe	348,492	292,567	251,104
U.S.	393,957	381,196	408,561
Other	114,411	97,491	76,329

Total	$945,729	$900,044	$887,612

Distribution of Net Revenue by Business Segment
b)	The distribution of net revenue by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$71,549	$63,813	$70,656
Clinical research	874,180	836,231	816,956

Total	$945,729	$900,044	$887,612

Distribution of Income from Operations by Geographical Area
c)	The distribution of income from operations by geographical area was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$(33,139)	$(1,564)	$(34,703)
Rest of Europe	35,175	(3,000)	32,175
U.S.	30,127	(5,253)	24,874
Other	7,097	-	7,097

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$36,636	-	$36,636
Rest of Europe	24,212	-	24,212
U.S.	25,017	-	25,017
Other	6,230	-	6,230

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Ireland	$54,010	$73	$54,083
Rest of Europe	21,537	2,408	23,945
U.S.	36,280	(11,289)	24,991
Other	4,433	-	4,433

Total	$116,260	$(8,808)	$107,452

Distribution of Income from Operations by Business Segment
d)	The distribution of income from operations by business segment was as follows:

	Year ended
	December	December	December
	2011	2011	2011
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(661)	$(1,545)	$(2,206)
Clinical research	39,921	(8,272)	31,649

Total	$39,260	$(9,817)	$29,443

	Year ended
	December	December	December
	2010	2010	2010
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$(12,759)	-	$(12,759)
Clinical research	104,854	-	104,854

Total	$92,095	-	$92,095

	Year ended
	December	December	December
	2009	2009	2009
	Excluding Non- recurring charges, net	Non- recurring charges, net	Including Non- recurring charges, net
	(in thousands)
Central laboratory	$5,338	$(309)	$5,029
Clinical research	110,922	(8,499)	102,423

Total	$116,260	$(8,808)	$107,452

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e)	The distribution of property, plant and equipment, net, by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$109,953	$109,919
Rest of Europe	16,419	16,675
U.S.	33,086	33,855
Other	9,003	10,412

Total	$168,461	$170,861

Distribution of Property, Plant and Equipment, Net, by Business Segment
f)	The distribution of property, plant and equipment, net, by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$18,292	$21,106
Clinical research	150,169	149,755

Total	$168,461	$170,861

Distribution of Depreciation and Amortization by Geographical Area
g)    The distribution of depreciation and amortization by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$15,192	$11,840	$9,459
Rest of Europe	7,057	5,543	5,960
U.S.	12,427	12,422	13,945
Other	4,006	4,068	3,295

Total	$38,682	$33,873	$32,659

Distribution of Depreciation and Amortization by Business Segment
h)    The distribution of depreciation and amortization by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$3,721	$4,888	$3,724
Clinical research	34,961	28,985	28,935

Total	$38,682	$33,873	$32,659

Distribution of Total Assets by Geographical Area
i)    The distribution of total assets by geographical area was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Ireland	$414,510	$418,098
Rest of Europe	216,313	173,668
U.S.	363,527	329,971
Other	41,117	27,801

Total	$1,035,467	$949,538

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	December 31,	December 31,
	2011	2010
	(in thousands)
Central laboratory	$55,184	$60,004
Clinical research	980,283	889,534

Total	$1,035,467	$949,538

Distribution of Capital Expenditures by Geographical Area
k) The distribution of capital expenditures by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$16,987	$16,095	$11,988
Rest of Europe	4,795	5,869	3,444
U.S.	10,222	5,852	14,730
Other	4,001	3,777	4,652

Total	$36,005	$31,593	$34,814

Distribution of Capital Expenditures by Business Segment
l) The distribution of capital expenditures by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$1,449	$3,991	$10,774
Clinical research	34,556	27,602	24,040

Total	$36,005	$31,593	$34,814

Clients Representing Company's Net Revenue
m) The following table sets forth the clients which represented 10% or more of the Company's net revenue in each of the periods set out below.

	Year ended
	December	December	December
	2011	2010	2009

Client A	13%	*	*

* Net revenue did not exceed 10%.

Distribution of Interest Income by Geographical Area
n) The distribution of interest income by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$762	$1,277	$175
Rest of Europe	364	406	422
U.S.	18	22	135
Other	50	56	20

Total	$1,194	$1,761	$752

Distribution of Interest Income by Business Segment
o) The distribution of interest income by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$18	$20	$18
Clinical research	1,176	1,741	734

Total	$1,194	$1,761	$752

Distribution of Tax Charge by Geographical Area
p) The distribution of the tax charge by geographical area was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Ireland	$(3,475)	$5,310	$(4,544)
Rest of Europe	657	(1,606)	4,202
U.S.	4,656	(593)	7,820
Other	4,277	2,542	2,897

Total	$6,115	$5,653	$10,375

Distribution of Tax Charge by Business Segment
q) The distribution of the tax charge by business segment was as follows:

	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)
Central laboratory	$(175)	$(2,858)	$610
Clinical research	6,290	8,511	9,765

Total	$6,115	$5,653	$10,375

Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)

Non-cash interest on acquisition consideration payable*	$743	$-	$-

Cash paid for interest	$388	$833	$3,642

Cash paid for income taxes	$22,723	$14,634	$12,977
* recorded within interest expense

Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
	December 31,	December 31,
	2011	2010
	(in thousands)
Currency translation adjustments	$7,609	$18,956
Currency impact on long term funding	(20,913)	(20,111)
Tax on currency impact on long term funding	1,540	1,246
Actuarial gain on defined benefit pension plan (note 9)	(4,060)	305
Unrealised capital gain(loss) – investments (note 3)	(622)	-

Total	$(16,446)	$396

Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2011
Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed
Acquisition of BeijingWits Medical Limited

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 15
2012
(in thousands)
Property, plant and equipment	$172
Cash and cash equivalents	587
Accounts receivable	657
Other current assets	490
Current liabilities	(1,046)
Total	$860

Acquisition of PriceSpective LLC

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:

February 28
2012
(in thousands)
Property, plant and equipment	$247
Cash and cash equivalents	876
Accounts receivable	6,049
Other current assets	372
Current liabilities	(5,619)
Total	$1,925

Description Of Business - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 Location Employee Country	Dec. 31, 2010	Dec. 31, 2009
Product Information [Line Items]
Number of employees	8,470
Number of locations in which company operates	81
Number of countries in which company operates	40
Percentage of company revenue	13.00%	[1]	[1]
U.S.
Product Information [Line Items]
Percentage of company revenue	41.70%
Europe
Product Information [Line Items]
Percentage of company revenue	46.20%
Rest of World
Product Information [Line Items]
Percentage of company revenue	12.10%

[1]	Net revenue did not exceed 10%.

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 2,905,000	$ 3,431,000	$ 2,548,000
Impairment charge	0	0	0
Carrying Value Of Inventory	$ 2,800,000	$ 3,800,000
Amount of tax benefit likely of being realized upon effective settlement	50.00%

Adjustments Resulting From Foreign Currency Translations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intercompany Foreign Currency Balance [Line Items]
Amounts charged	$ 391	$ 3,731	$ 1,639

Estimated Useful Lives Of Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	40
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	8
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	5
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives, maximum	5
Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives, minimum	4
Estimated useful lives, maximum	8

Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504

Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
At start of period/year		$ 49,227
Additions	56,000	30,260
Disposals	(438)	(79,487)
Unrealized capital gain/(loss) - investments	(622)
At end of period/year	$ 54,940

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Opening goodwill	$ 175,860	$ 173,568
Current period acquisitions	83,656	3,505
Prior period acquisitions		2,539
Foreign exchange movement	(6,123)	(3,752)
Closing goodwill	$ 253,393	$ 175,860

Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 Timaq Medical Imaging USD ($)	Dec. 31, 2011 Timaq Medical Imaging CHF	Nov. 05, 2010 Timaq Medical Imaging USD ($)	Nov. 05, 2010 Timaq Medical Imaging CHF	May 17, 2010 Timaq Medical Imaging USD ($)	May 17, 2010 Timaq Medical Imaging CHF	Nov. 05, 2010 Timaq Medical Imaging Maximum CHF	May 17, 2010 Timaq Medical Imaging Maximum USD ($)	May 17, 2010 Timaq Medical Imaging Maximum CHF	Dec. 31, 2011 Firecrest Clinical Limited USD ($)	Dec. 31, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Jul. 31, 2011 Oxford Outcomes Limited USD ($)	Jul. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Maximum GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option USD ($)	Oct. 20, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option Maximum USD ($)	Jan. 14, 2011 Oxford Outcomes Limited Put and call option Maximum GBP (£)	Sep. 03, 2010 Healthcare Discoveries Inc USD ($)	Feb. 11, 2008 Healthcare Discoveries Inc USD ($)	Dec. 31, 2008 Healthcare Discoveries Inc Maximum USD ($)
Goodwill [Line Items]
Cash consideration					$ 1.2	1.3						$ 24.1	€ 17									$ 27.6	£ 17.8							$ 6	£ 3.8				$ 11.1
First element of additional consideration paid	0.6	0.6																5.1	3.3															2.2
Percentage of common stock acquired												100.00%	100.00%									80.00%	80.00%												100.00%
Potential additional consideration	0.3	0.3					2	2.6	2.9					46.8	33	1.2	0.8							10.1	6.5							2.3	1.5			10
Deferred payments to selling shareholders			0.3	0.3
Cash paid																												6	3.8
Accrual in respect performance milestones					2.6	2.9				40.6	31.3					4.9	3.2									1.2	0.8
Additional amount Company paid on completion of review																				5.1	3.3
Amounts due in respect of the performance milestones to the selling shareholders																												1.1	0.7
Accrual amount released in respect to performance milestones	$ 1.7	2

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands, unless otherwise specified	Jul. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,073
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	68,491
Technology Assets
Business Acquisition [Line Items]
Intangible asset	11,169
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	5,243
Order Backlog
Business Acquisition [Line Items]
Intangible asset	1,172
Trade Names
Business Acquisition [Line Items]
Intangible asset	$ 1,357

Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Firecrest Clinical Limited	Dec. 31, 2010 Firecrest Clinical Limited	Dec. 31, 2011 Oxford Outcomes Limited	Dec. 31, 2010 Oxford Outcomes Limited	Dec. 31, 2010 Timaq Medical Imaging	Dec. 31, 2009 Timaq Medical Imaging
Business Acquisition [Line Items]
Net revenue	$ 952,729	$ 906,311	$ 945,729	$ 919,524	$ 900,370	$ 888,929
Net income	$ 25,851	$ 86,127	$ 22,880	$ 91,524	$ 86,594	$ 93,332
Basic earnings per share	$ 0.43	$ 1.44	$ 0.38	$ 1.53	$ 1.45	$ 1.59
Diluted earnings per share	$ 0.42	$ 1.42	$ 0.37	$ 1.51	$ 1.43	$ 1.56

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands, unless otherwise specified	Jan. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	52,335
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	6,648
Order Backlog
Business Acquisition [Line Items]
Intangible asset	$ 618

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Timaq Medical Imaging (Detail) (Timaq Medical Imaging, USD $)
In Thousands, unless otherwise specified	May 17, 2010
Timaq Medical Imaging
Business Acquisition [Line Items]
Property, plant and equipment	$ 107
Goodwill	3,505
Intangible assets	770
Other current assets	160
Current liabilities	(719)
Purchase price	$ 3,823

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Healthcare Discoveries Inc (Detail) (Healthcare Discoveries Inc, USD $)
In Thousands, unless otherwise specified	Feb. 11, 2008
Healthcare Discoveries Inc
Business Acquisition [Line Items]
Property, plant and equipment	$ 327
Intangible assets	2,890
Goodwill	12,424
Cash and cash equivalents	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$ 14,270

Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cost
Foreign exchange movement	$ (1,728)	$ (55)
Intangible assets gross	37,576	15,077
Accumulated amortization	(9,467)	(6,933)
Foreign exchange movement	151	134
Net book value	28,260	8,278
Customer relationships acquired
Cost
Intangible assets gross	22,193	12,337
Technology Assets
Cost
Intangible assets gross	11,169
Order Backlog
Cost
Intangible assets gross	3,260	1,470
Trade Names
Cost
Intangible assets gross	1,357
Volunteer list acquired
Cost
Intangible assets gross	$ 1,325	$ 1,325

Intangible Assets - Additional Information (Detail) (USD $)	6 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended		19 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended			1 Months Ended		38 Months Ended	1 Months Ended	47 Months Ended		1 Months Ended
	Dec. 31, 2011 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited	Jul. 14, 2011 Firecrest Clinical Limited Customer relationships acquired Year	Jul. 14, 2011 Firecrest Clinical Limited Order Backlog Year	Jul. 14, 2011 Firecrest Clinical Limited Technology Assets Year	Jul. 14, 2011 Firecrest Clinical Limited Trade Names Year	Dec. 31, 2011 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited	Jan. 14, 2011 Oxford Outcomes Limited Customer relationships acquired Year	Jan. 14, 2011 Oxford Outcomes Limited Order Backlog Year	Dec. 31, 2011 Timaq Medical Imaging	May 17, 2010 Timaq Medical Imaging Customer relationships acquired Year	Dec. 31, 2011 Qualia Clinical Services, Inc, and Veeda Laboratories Limited	Dec. 31, 2009 Qualia Clinical Services, Inc, and Veeda Laboratories Limited Customer relationships acquired Year	Dec. 31, 2011 Beacon Biosciences Inc	Dec. 31, 2008 Beacon Biosciences Inc	Jul. 01, 2004 Beacon Biosciences Inc	Dec. 31, 2008 Beacon Biosciences Inc Customer relationships acquired Year	Dec. 31, 2008 Beacon Biosciences Inc Order Backlog Year	Dec. 31, 2011 Prevalere Life Sciences	Nov. 14, 2008 Prevalere Life Sciences Volunteer list acquired Year	Dec. 31, 2011 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc	Feb. 11, 2008 Healthcare Discoveries Inc Customer relationships acquired Year	Feb. 11, 2008 Healthcare Discoveries Inc Volunteer list acquired Year
Finite-Lived Intangible Assets [Line Items]
Percentage of common stock acquired		100.00%						80.00%								30.00%	70.00%						100.00%
Value of amortizable intangible asset acquired			$ 5,200,000	$ 1,200,000	$ 11,200,000	$ 1,400,000			$ 6,600,000	$ 600,000		$ 800,000		$ 400,000				$ 200,000	$ 1,500,000		$ 7,400,000			$ 1,600,000	$ 1,300,000
Amortization period, minimum																					7			2
Amortization period			7.5	1.2	7.5	4.5			6.5	2		3		3				3	3						6
Amortization period, maximum																					11			9
Amount amortized in the period since the date of acquisition	$ 1,486,000						$ 1,087,000				$ 417,000		$ 330,000		$ 1,710,000					$ 2,532,000		$ 1,896,000

Future intangible asset amortization expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 5,970
2013	4,534
2014	4,257
2015	4,208
2016	3,724
Finite-Lived Intangible Assets, Future Amortization Expense, Total	$ 22,693

Property Plant and Equipment Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cost
Land	$ 4,602	$ 3,597
Building	93,011	95,895
Computer equipment and software	178,477	155,547
Office furniture and fixtures	62,454	60,000
Laboratory equipment	32,134	31,260
Leasehold improvements	9,430	7,648
Motor vehicles	70	72
Property, Plant and Equipment, Gross, Total	380,178	354,019
Less accumulated depreciation and asset write off	(211,717)	(183,158)
Property, plant and equipment (net)	$ 168,461	$ 170,861

Property Plant and Equipment Net - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Capital Leased Assets [Line Items]
Total cost of Assets held under capital finance leases		$ 825,000
Related accumulated depreciation		$ 518,000

Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Liabilities [Line Items]
Personnel related liabilities	$ 62,017	$ 54,983
Facility related liabilities	14,776	11,666
General overhead liabilities	24,520	24,052
Other liabilities	1,823	5,202
Short term government grants	79	111
Restructuring provisions (note 14)	3,874	315
Acquisition consideration payable	37,615	2,712
Share repurchase program	1,259
Short term finance leases (note 16)		158
Other Liabilities	$ 145,963	$ 99,199

Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Defined benefit pension obligations, net (note 9)	$ 4,903	$ 983
Acquisition consideration payable	11,903
Other non-current liabilities	3,232	3,676
Non-current other liabilities (Note 8)	$ 20,038	$ 4,659

Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Contributions	$ 134,000	$ 133,000
Net gain for the defined benefit pension plan
Prior service cost for the defined benefit pension plan
Discount Rate Description	The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 year plus return.
Expected overall rate of return on scheme assets	Expected long term rates of return to the asset distribution at December 31, 2011, gives rise to an expected overall rate of return of scheme assets of approximately 5.8% per annum.
Contribution to Pension fund	300,000
Expected benefit cashflow description	The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience.
Retirement period used as a basis to estimate expected cash flows	10 years
Expected long-term rate of return on assets	5.80%
Long term equity risk-premium	6.10%
Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Risk free interest rate	2.80%
Long term equity risk-premium	3.10%
Expected long-term rate of return on bonds Description	The long-term expected return on bonds is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx AA 15 year plus return.
Defined Benefit Plan Contributions
Defined Benefit Plan Disclosure [Line Items]
Contributions percentage of compensation	6.00%
Contributions	16,644,000	14,206,000	14,241,000
Defined Contribution Pension Plan 401k
Defined Benefit Plan Disclosure [Line Items]
Participant's contributions percentage	50.00%
Contributions percentage of compensation	6.00%
Contributions	$ 7,064,000	$ 6,603,000	$ 5,189,000

Change In Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 16,482	$ 13,686
Service cost	212	184	182
Interest cost	931	746	673
Plan participants' contributions	134	133
Benefits paid	(109)	(54)
Actuarial loss	2,621	2,232
Foreign currency exchange rate changes	(347)	(445)
Benefit obligation at end of year	$ 19,924	$ 16,482	$ 13,686

Change In Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 15,499	$ 13,573
Actual return on plan assets	(604)	2,003
Employer contributions	273	293
Plan participants' contributions	135	133
Benefits paid	(109)	(54)
Foreign currency exchange rate changes	(173)	(449)
Fair value of plan assets at end of year	$ 15,021	$ 15,499

Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (19,924)	$ (16,482)
Fair value of plan assets	15,021	15,499	13,573
Funded status	(4,903)	(983)
Non-current other liabilities	$ (4,903)	$ (983)

Components Of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 212	$ 184	$ 182
Interest cost	931	746	673
Expected return on plan assets	(1,141)	(980)	(740)
Amortization of prior service costs			102
Amortization of net (gain)/loss			(23)
Net periodic benefit (credit)/cost	$ 2	$ (50)	$ 194

Net Periodic Pension Benefit Cost Assumptions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 4,365	$ 1,209	$ 619
Prior service costs recognized in other comprehensive income			102
Less actuarial loss recognized in net periodic benefit cost			23
Prior service costs recognized in net periodic benefit cost			(102)
Total	$ 4,365	$ 1,209	$ 642
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	5.70%	6.40%
Rate of compensation increase	4.00%	4.00%	4.20%
Expected rate of return on plan assets	7.10%	7.40%	6.80%

Amounts Recognized In Accumulated Other Comprehensive Income That Has Not Yet Been Recognized As Components Of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss	$ 4,060	$ (305)	$ (1,514)
Total	$ 4,060	$ (305)	$ (1,514)

Assumptions Used In Determining The Benefit Obligation (Detail)	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%	5.40%
Rate of compensation increase	3.50%	4.00%

Expected Long Term Rates of Return on Different Asset Classes (Detail)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Equity - Expected long-term return per annum	6.10%
Bonds - Expected long-term return per annum	4.70%

Underlying Asset Split of Fund (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Equity - Underlying asset split	90.00%	90.00%
Bonds - Underlying asset split	10.00%	10.00%
Total underlying asset split	100.00%	100.00%

Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,021	$ 15,499	$ 13,573
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,021
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General UK Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,426
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General North America Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,772
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Europe (ex UK) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,696
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Japan Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,329
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Asia Pac (ex Japan) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,301
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General AAA-AA-A Bonds Over 15 year Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	499
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 5 year Index-Linked Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 501

Annual Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments in 2012	$ 78
Expected future benefit payments in 2013	78
Expected future benefit payments in 2014	78
Expected future benefit payments in 2015	78
Expected future benefit payments in 2016	78
Expected future benefit payments in years 2017 - 2021	$ 385

Share Options and Stock Compensation Charges - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Employee Stock Plan, 2008 Plan	Dec. 31, 2011 Employee Stock Plan, 2008 Plan Minimum	Dec. 31, 2011 Employee Stock Plan, 2008 Plan Individual Employee	Jul. 21, 2008 Restricted Stock Units 2008	Dec. 31, 2011 Employee Stock Plan, 2003 Plan	Dec. 31, 2011 Employee Stock Plan, 2003 Plan Individual Employee	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Stock Option Maximum Year	Dec. 31, 2011 Stock Option And Award Plans	Dec. 31, 2011 Stock Option And Award Plans Fully Vested Options	May 20, 2011 Restricted Stock Units (RSUs)	Aug. 16, 2010 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Aug. 07, 2008 Restricted Stock Units (RSUs) Minimum	Aug. 07, 2008 Restricted Stock Units (RSUs) Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance				6,000,000		400,000	1,000,000	6,000,000	400,000
Maximum number of award as percentage of shares outstanding								10.00%
Shares vesting period										5 years
Shares expiration period										8 years
Weighted Average Remaining Contractual Life of Options Outstanding	4.68										8
Weighted Average Remaining Contractual Life of Options Exercisable	3.26
Options Expected to Vest	854,424
Intrinsic Value Of Options Exercised	$ 2,900,000
Intrinsic Value Of Options Outstanding	6,000,000
Intrinsic Value Of Options Exercisable	5,900,000
Fair value of stock awards vested	100,000	100,000
Non-cash stock compensation expense	9,355,000	7,408,000	7,353,000
Non-cash stock compensation expense not yet recognized	20,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	3
Tax benefit on exercise of options	$ 681,000	$ 2,345,000	$ 487,000
Options granted, exercise price range minimum	$ 8.6												$ 8.6
Options granted, at exercise prices maximum	$ 41.25												$ 18
Options vesting period												5 years
Awards granted to certain key employees																6,280	365,000
Market price of the Company's ordinary shares on date of award																$ 41.95
Ordinary shares issued by the Company														3,768	2,512
Vesting dates, earliest																		Feb 26, 2009	Feb 26, 2011

Summary of Stock Option Activity (Detail) (Stock Option And Award Plans, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Option And Award Plans
Options Granted Under Plans
Beginning balance	4,798,677	5,408,222	5,222,263
Granted	989,449	1,038,327	932,133
Exercised	(430,340)	(1,237,015)	(489,370)
Cancelled	(454,968)	(410,857)	(256,804)
Ending Balance	4,902,818	4,798,677	5,408,222
Vested and exercisable at end of period	2,368,508
Number of Shares
Beginning balance	4,798,677	5,408,222	5,222,263
Granted	989,449	1,038,327	932,133
Exercised	(430,340)	(1,237,015)	(489,370)
Cancelled	(454,968)	(410,857)	(256,804)
Ending balance	4,902,818	4,798,677	5,408,222
Vested and exercisable at end of period	2,368,508
Weighted Average Exercise Price
Beginning balance	$ 21.71	$ 18.99	$ 17.98
Granted	$ 19.66	$ 24.34	$ 21.54
Exercised	$ 10.84	$ 10.64	$ 9.03
Cancelled	$ 25.77	$ 25.86	$ 26.6
Ending balance	$ 21.87	$ 21.71	$ 18.99
Vested and exercisable at end of period	$ 20.35
Weighted Average Grant Date Fair Value
Beginning balance	$ 8.47	$ 7.6	$ 7.24
Granted	$ 8.2	$ 9.08	$ 8.47
Exercised	$ 4.8	$ 4.69	$ 4.07
Cancelled	$ 9.87	$ 9.91	$ 10.09
Ending balance	$ 8.61	$ 8.47	$ 7.6
Vested and exercisable at end of period	$ 8.08

Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	12 Months Ended
Dec. 31, 2011
Stock Option
Number of Shares
Beginning Balance	2,673,674
Granted	989,449
Vested	(836,737)
Forfeited	(292,076)
Ending Balance	2,534,310
Weighted Average Exercise Price
Beginning Balance	$ 24.76
Granted	$ 19.66
Vested	$ 23
Forfeited	$ 26.31
Ending Balance	$ 23.3
Weighted Average Fair Value
Beginning Balance	$ 9.48
Granted	$ 8.2
Vested	$ 9.01
Forfeited	$ 10
Ending Balance	$ 9.11

Outstanding and exercisable share options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Range Exercise Price Minimum	$ 8.6
Options Outstanding Number of Shares	4,902,818
Options Outstanding Weighted Average Remaining Contractual Life	4.68
Options Outstanding Weighted Average Exercise Price	$ 21.87
Options Exercisable Number of Shares	2,368,508
Options Exercisable Weighted Average Exercise Price	$ 20.35
Range 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.6
Options Outstanding Number of Shares	328,374
Options Outstanding Weighted Average Remaining Contractual Life	1.13
Options Outstanding Weighted Average Exercise Price	$ 8.6
Options Exercisable Number of Shares	328,374
Options Exercisable Weighted Average Exercise Price	$ 8.6
Range 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 8.88
Options Outstanding Number of Shares	17,000
Options Outstanding Weighted Average Remaining Contractual Life	0.09
Options Outstanding Weighted Average Exercise Price	$ 8.88
Options Exercisable Number of Shares	17,000
Options Exercisable Weighted Average Exercise Price	$ 8.88
Range 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 10.42
Options Outstanding Number of Shares	20,000
Options Outstanding Weighted Average Remaining Contractual Life	2.04
Options Outstanding Weighted Average Exercise Price	$ 10.42
Options Exercisable Number of Shares	20,000
Options Exercisable Weighted Average Exercise Price	$ 10.42
Range 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 11
Options Outstanding Number of Shares	455,653
Options Outstanding Weighted Average Remaining Contractual Life	2.09
Options Outstanding Weighted Average Exercise Price	$ 11
Options Exercisable Number of Shares	455,653
Options Exercisable Weighted Average Exercise Price	$ 11
Range 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.47
Options Outstanding Number of Shares	810
Options Outstanding Weighted Average Remaining Contractual Life	5.33
Options Outstanding Weighted Average Exercise Price	$ 15.47
Options Exercisable Number of Shares	270
Options Exercisable Weighted Average Exercise Price	$ 15.47
Range 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 15.84
Options Outstanding Number of Shares	103,000
Options Outstanding Weighted Average Remaining Contractual Life	5.33
Options Outstanding Weighted Average Exercise Price	$ 15.84
Options Exercisable Number of Shares	41,200
Options Exercisable Weighted Average Exercise Price	$ 15.84
Range 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 16.8
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	7.83
Options Outstanding Weighted Average Exercise Price	$ 16.8
Options Exercisable Weighted Average Exercise Price	$ 16.8
Range 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.17
Options Outstanding Number of Shares	30,000
Options Outstanding Weighted Average Remaining Contractual Life	7.85
Options Outstanding Weighted Average Exercise Price	$ 17.17
Options Exercisable Weighted Average Exercise Price	$ 17.17
Range 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 17.3
Options Outstanding Number of Shares	24,000
Options Outstanding Weighted Average Remaining Contractual Life	2.64
Options Outstanding Weighted Average Exercise Price	$ 17.3
Options Exercisable Number of Shares	24,000
Options Exercisable Weighted Average Exercise Price	$ 17.3
Range 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18
Options Outstanding Number of Shares	70,000
Options Outstanding Weighted Average Remaining Contractual Life	2.83
Options Outstanding Weighted Average Exercise Price	$ 18
Options Exercisable Number of Shares	70,000
Options Exercisable Weighted Average Exercise Price	$ 18
Range 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 18.98
Options Outstanding Number of Shares	9,000
Options Outstanding Weighted Average Remaining Contractual Life	4.87
Options Outstanding Weighted Average Exercise Price	$ 18.98
Options Exercisable Number of Shares	5,400
Options Exercisable Weighted Average Exercise Price	$ 18.98
Range 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 19.45
Options Outstanding Number of Shares	33,000
Options Outstanding Weighted Average Remaining Contractual Life	6.82
Options Outstanding Weighted Average Exercise Price	$ 19.45
Options Exercisable Number of Shares	6,600
Options Exercisable Weighted Average Exercise Price	$ 19.45
Range 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.16
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	6.87
Options Outstanding Weighted Average Exercise Price	$ 20.16
Options Exercisable Number of Shares	400
Options Exercisable Weighted Average Exercise Price	$ 20.16
Range 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 20.28
Options Outstanding Number of Shares	749,339
Options Outstanding Weighted Average Remaining Contractual Life	7.17
Options Outstanding Weighted Average Exercise Price	$ 20.28
Options Exercisable Number of Shares	1,500
Options Exercisable Weighted Average Exercise Price	$ 20.28
Range 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.25
Options Outstanding Number of Shares	664,950
Options Outstanding Weighted Average Remaining Contractual Life	3.13
Options Outstanding Weighted Average Exercise Price	$ 21.25
Options Exercisable Number of Shares	523,894
Options Exercisable Weighted Average Exercise Price	$ 21.25
Range 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 21.76
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	3.31
Options Outstanding Weighted Average Exercise Price	$ 21.76
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 21.76
Range 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.1
Options Outstanding Number of Shares	11,000
Options Outstanding Weighted Average Remaining Contractual Life	5.56
Options Outstanding Weighted Average Exercise Price	$ 22.1
Options Exercisable Number of Shares	4,400
Options Exercisable Weighted Average Exercise Price	$ 22.1
Range 18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.26
Options Outstanding Number of Shares	574,818
Options Outstanding Weighted Average Remaining Contractual Life	5.15
Options Outstanding Weighted Average Exercise Price	$ 22.26
Options Exercisable Number of Shares	230,383
Options Exercisable Weighted Average Exercise Price	$ 22.26
Range 19
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.6
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	3.65
Options Outstanding Weighted Average Exercise Price	$ 22.6
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 22.6
Range 20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 22.93
Options Outstanding Number of Shares	10,000
Options Outstanding Weighted Average Remaining Contractual Life	7.56
Options Outstanding Weighted Average Exercise Price	$ 22.93
Options Exercisable Weighted Average Exercise Price	$ 22.93
Range 21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.06
Options Outstanding Number of Shares	10,000
Options Outstanding Weighted Average Remaining Contractual Life	6.62
Options Outstanding Weighted Average Exercise Price	$ 23.06
Options Exercisable Number of Shares	2,000
Options Exercisable Weighted Average Exercise Price	$ 23.06
Range 22
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 23.2
Options Outstanding Number of Shares	4,000
Options Outstanding Weighted Average Remaining Contractual Life	6.7
Options Outstanding Weighted Average Exercise Price	$ 23.2
Options Exercisable Number of Shares	800
Options Exercisable Weighted Average Exercise Price	$ 23.2
Range 23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.25
Options Outstanding Number of Shares	150,000
Options Outstanding Weighted Average Remaining Contractual Life	6.18
Options Outstanding Weighted Average Exercise Price	$ 24.25
Options Exercisable Weighted Average Exercise Price	$ 24.25
Range 24
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 24.46
Options Outstanding Number of Shares	651,264
Options Outstanding Weighted Average Remaining Contractual Life	6.17
Options Outstanding Weighted Average Exercise Price	$ 24.46
Options Exercisable Number of Shares	134,962
Options Exercisable Weighted Average Exercise Price	$ 24.46
Range 25
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.2
Options Outstanding Number of Shares	2,400
Options Outstanding Weighted Average Remaining Contractual Life	6.38
Options Outstanding Weighted Average Exercise Price	$ 26.2
Options Exercisable Number of Shares	480
Options Exercisable Weighted Average Exercise Price	$ 26.2
Range 26
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 26.27
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	4.81
Options Outstanding Weighted Average Exercise Price	$ 26.27
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 26.27
Range 27
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 27.91
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	6.42
Options Outstanding Weighted Average Exercise Price	$ 27.91
Options Exercisable Number of Shares	400
Options Exercisable Weighted Average Exercise Price	$ 27.91
Range 28
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 29.45
Options Outstanding Number of Shares	8,000
Options Outstanding Weighted Average Remaining Contractual Life	6.33
Options Outstanding Weighted Average Exercise Price	$ 29.45
Options Exercisable Number of Shares	1,600
Options Exercisable Weighted Average Exercise Price	$ 29.45
Range 29
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 35.33
Options Outstanding Number of Shares	808,210
Options Outstanding Weighted Average Remaining Contractual Life	4.15
Options Outstanding Weighted Average Exercise Price	$ 35.33
Options Exercisable Number of Shares	489,292
Options Exercisable Weighted Average Exercise Price	$ 35.33
Range 30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.05
Options Outstanding Number of Shares	6,000
Options Outstanding Weighted Average Remaining Contractual Life	4.4
Options Outstanding Weighted Average Exercise Price	$ 36.05
Options Exercisable Number of Shares	4,500
Options Exercisable Weighted Average Exercise Price	$ 36.05
Range 31
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 36.2
Options Outstanding Number of Shares	2,000
Options Outstanding Weighted Average Remaining Contractual Life	4.33
Options Outstanding Weighted Average Exercise Price	$ 36.2
Options Exercisable Number of Shares	1,200
Options Exercisable Weighted Average Exercise Price	$ 36.2
Range 32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range Exercise Price Maximum	$ 41.25
Options Outstanding Number of Shares	1,000
Options Outstanding Weighted Average Remaining Contractual Life	4.67
Options Outstanding Weighted Average Exercise Price	$ 41.25
Options Exercisable Number of Shares	600
Options Exercisable Weighted Average Exercise Price	$ 41.25

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 8.2	$ 9.08	$ 8.47
Assumptions:
Expected volatility	45.00%	45.00%	45.00%
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.40%	1.50%	0.20%
Expected life	5	4.05	5.11

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	6,280	365,000
Market Price on Date of Award	$ 41.95
Group 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000
Date of Award		Feb 10, 2011
Vesting Date		Feb 10, 2016
Market Price on Date of Award		22.11
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		120,000 [1]
Date of Award		Mar 3, 2011
Vesting Date		Mar 3, 2014
Market Price on Date of Award		20.28
Group 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		10,000
Date of Award		Jun 7, 2011
Vesting Date		Jun 7, 2014
Market Price on Date of Award		24.6
Group 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000
Date of Award		Oct 1, 2011
Vesting Date		Oct 1, 2014
Market Price on Date of Award		16.08
Group 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		5,000
Date of Award		Oct 27, 2011
Vesting Date		Oct 27, 2014
Market Price on Date of Award		17.65
Group 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		30,000
Date of Award		Nov 7, 2011
Vesting Date		Nov 7, 2014
Market Price on Date of Award		17.17

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Restricted Stock Units (RSUs))	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	6,280	365,000
Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		120,000 [1]
Retired CEO Mr. Peter Gray | Group 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded		100,000

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which are not expected to vest following his retirement as CEO of the Company on September 30, 2011.

Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	1 Months Ended	12 Months Ended
	Aug. 07, 2008	Dec. 31, 2011
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance		1,256
Granted	6,280	365,000
Vested		(1,256)
Ending Balance		365,000
Weighted Average Fair Value
Beginning Balance		$ 41.95
Granted		$ 19.46
Vested		$ 41.95
Ending Balance		$ 19.46

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 9,355	$ 7,408	$ 7,353
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	5,155	4,049	3,776
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 4,200	$ 3,359	$ 3,577

Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Received	$ 3,133	$ 3,126
Less accumulated amortization	(1,994)	(1,879)
Foreign exchange translation adjustment	291	334
Deferred Revenue and Credits, Total	1,430	1,581
Less current portion	(79)	(111)
Non-current government grants	$ 1,351	$ 1,470

Government Grants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Government grants amortized to the profit and loss account	$ 115,000	$ 220,000
Restricted retained earnings	$ 1,400,000

Share Capital - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2011	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Dec. 31, 2009 Employee Stock Option	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share allotment description	Every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.
Ordinary shares repurchased	545,597
Ordinary shares repurchased, value	$ 9,005,000
Options exercised by employees					430,340	1,237,015	489,370
Average exercise price of Option per share					$ 10.84	$ 10.64	$ 9.03
Total proceeds from exercise of stock options by employees					4,700,000	13,200,000	4,400,000
Ordinary shares issued in respect of certain RSU's previously awarded by the Company								3,768	2,512
Share repurchase program value		$ 50,000,000	$ 10,000,000	$ 10,000,000
Share repurchase plans, start date			Nov 23, 2011	Jan 1, 2012
Share repurchase plans, end date			Dec 31, 2011	Feb 20, 2012

Components of Income Before Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 28,995	$ 92,724	$ 104,674
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	(33,732)	37,298	51,783
U.S.
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	13,317	12,276	12,997
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before provision for income taxes	$ 49,410	$ 43,150	$ 39,894

Components of Total Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Current tax	$ 12,236	$ 3,319	$ 13,728
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(6,121)	2,334	(3,353)
Provision for income taxes	6,115	5,653	10,375
Impact on shareholders equity of the tax consequence of :
Stock compensation expense	(681)	(2,345)	(487)
Currency impact of long term funding	(294)	198	1,142
Total	5,140	3,506	11,030
Ireland
Current:
Current tax	351	4,522	(3,841)
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(3,825)	788	(703)
Provision for income taxes	(3,475)	5,310	(4,544)
U.S.
Current:
Current tax	6,367	(1,915)	9,492
Deferred expense/(benefit):
Deferred tax expense/(benefit)	(1,711)	1,322	(1,672)
Provision for income taxes	4,656	(593)	7,820
Rest of Europe and Other
Current:
Current tax	5,518	712	8,077
Deferred expense/(benefit):
Deferred tax expense/(benefit)	$ (585)	$ 224	$ (978)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Deferred tax asset	$ 24,741,000	$ 16,740,000	$ 17,551,000
Deferred tax asset Non-Current	10,076,000	10,028,000
Deferred tax liability	21,581,000	15,907,000	14,475,000
Deferred tax liability Non current	20,395,000	13,862,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Total unrecognized tax benefits net of potential benefits	6,500,000	8,100,000	15,400,000
Valuation allowance for deferred tax assets	16,445,000	12,290,000	10,411,000
Net change in the total valuation allowance	4,100,000	1,900,000
Interest and penalties recognized as an expense	400,000	1,800,000
Total accrued interest and penalties		1,200,000	1,700,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years ended December 31, 2008 December 31, 2009 December 31, 2010 and December 31, 2011. In Ireland tax periods open to audit include the years ended December 31, 2007, December 31, 2008, December 31, 2009, December 31, 2010 and December 31, 2011. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Foreign Country
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	83,100,000	43,300,000
Additional operating loss carry forward	5,600,000
Expiration period	Expire between 2012 and 2014
Central Laboratory
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	Expire between 2012 and 2031
U.S. Federal net operating loss carry forwards currently available for offset	3,900,000
State net operating loss carry forwards carry forwards currently available for offset	12,100,000
Operating Loss Carry forwards Limitation Per Year	113,000
Limitation description	Due to the subsidiary experiencing a change of ownership in 2000, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
Central Laboratory | Internal Revenue Service (IRS)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	4,900,000
State net operating loss carry forwards remaining	1,000,000
Central Laboratory | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	13,084,000
State net operating loss carry forwards remaining	1,000,000
Clinical Research
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Alternative minimum tax credit carry forwards	100,000
Tax credit carry forwards expiration period	Begin to expire in 2012
Clinical Research | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	1,235,000
Expiration period	Expire between 2020 and 2031
Oxford Outcomes Limited
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Expiration period	Expire between 2030 and 2032
Oxford Outcomes Limited | Internal Revenue Service (IRS)
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	800,000
Oxford Outcomes Limited | State
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Additional operating loss carry forward	$ 900,000
Ireland
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Ireland's statutory income tax rate	12.50%

Consolidated Effective Tax Rate Differed from Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Taxes at Irish statutory rate of 12.5% (2010:12.5%; 2011: 12.5%)	$ 3,625	$ 11,590	$ 13,084
Foreign and other income taxed at higher/(reduced) rates	5,373	(4,765)	9,319
Research & development tax incentives	(6,341)	(1,927)	(15,872)
Movement in valuation allowance	4,362	822	4,027
Prior year over provision in respect of foreign taxes	(83)	(285)	(329)
Effects of permanent items	(615)	97	65
Other	(206)	121	81
Provision for income taxes	$ 6,115	$ 5,653	$ 10,375

Consolidated Effective Tax Rate Differed from Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax liabilities:
Property, plant and equipment	$ 7,331	$ 6,645	$ 6,100
Goodwill and related assets	9,443	8,055	6,301
Other intangible assets	3,525	223	1,312
Accruals	1,185	149	12
Other	97	835	750
Total deferred tax liabilities recognized	21,581	15,907	14,475
Deferred tax assets:
Net operating loss carry forwards	21,981	16,580	12,826
Property, plant and equipment	1,324	882	1,090
Accrued expenses and payments on account	11,652	6,607	9,313
Stock options	4,818	3,522	3,547
Deferred compensation expense	1,197	1,349	947
Other	214	90	239
Total deferred tax assets	41,186	29,030	27,962
Valuation allowance for deferred tax assets	(16,445)	(12,290)	(10,411)
Deferred tax assets recognized	24,741	16,740	17,551
Net deferred tax asset	$ 3,160	$ 833	$ 3,076

Expected Expiry Dates of NOL's (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Federal | Central Laboratory
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 4,938
Federal | Central Laboratory | Expiring 2012-2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	226
Federal | Central Laboratory | Expiring 2015-2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
Federal | Central Laboratory | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	4,034
Federal | Oxford Outcomes Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	826
Federal | Oxford Outcomes Limited | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	337
Federal | Oxford Outcomes Limited | Expiring 2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	489
State | Central Laboratory
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	13,084
State | Central Laboratory | Expiring 2012-2014
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	226
State | Central Laboratory | Expiring 2015-2019
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	678
State | Central Laboratory | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	12,180
State | Clinical Research
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,235
State | Clinical Research | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	1,235
State | Oxford Outcomes Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	903
State | Oxford Outcomes Limited | Expiring 2020-2031
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	406
State | Oxford Outcomes Limited | Expiring 2032
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 497

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Gross amount of unrecognized tax benefits at start of year	$ 8,566	$ 15,855	$ 13,643
Increase related to prior year tax positions	304	189	373
Decrease related to prior year tax positions	(36)	(3,861)
Increase related to current year tax positions	482		2,512
Settlements		(289)	(75)
Lapse of statute of limitations	(2,773)	(3,328)	(598)
Gross amount of unrecognized tax benefits at end of year	$ 6,543	$ 8,566	$ 15,855

Recognized Non-Recurring Charges, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,817	$ 13,301
Research and development incentives		(4,493)
Net charge	$ 9,817	$ 8,808

Non-Recurring Charges, Net - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Mar. 31, 2011 Q1 Restructuring Plan	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Clinical Research	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Central Laboratory	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Office Consolidations	Dec. 31, 2009 Restructuring - Fiscal 2009 Plan Workforce Reduction
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs			$ 1,000,000			$ 900,000
Workforce reductions			4,000,000			3,900,000
Restructuring charges	9,817,000	13,301,000	5,000,000	3,500,000	1,500,000	4,800,000	13,400,000	12,900,000	500,000	8,500,000	4,900,000
Research and development incentives		$ 4,493,000

Details of Movement in Restructuring Provisions Recognised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2011 Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Restructuring - Fiscal 2009 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Workforce Reduction Restructuring - Fiscal 2009 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2011 Plan	Dec. 31, 2011 Office Consolidations Restructuring - Fiscal 2009 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 9,817	$ 13,434	$ 7,836	$ 4,886	$ 1,981	$ 8,548
Amounts released		(133)				(133)
Net provision recognised		13,301		4,886		8,415
Cash payments	(5,689)	(11,389)	(5,438)	(4,886)	(251)	(6,503)
Property, plant and equipment write-off	(55)	(1,912)			(55)	(1,912)
Foreign exchange movement	(199)		(164)		(35)
Closing provision	$ 3,874		$ 2,234		$ 1,640

Provision for Doubtful Debts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Opening provision	$ 3,284	$ 5,210
Amounts used during the year	(945)	(2,192)
Amounts provided during the year	4,190	3,414
Amounts released during the year	(1,003)	(3,148)
Closing provision	$ 5,526	$ 3,284

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2
Operating Leased Assets [Line Items]
Non-cancelable operating leases for facilities expiration period	10 years
Operating leases rental expense	$ 52.2	$ 46	$ 45.2
Share repurchase program				50	10	10
Share repurchase plan Start Date					Nov 23, 2011	Jan 1, 2012
Share repurchase plan End Date					Dec 31, 2011	Feb 20, 2012
Outstanding Amount under repurchase plans	$ 10

Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 36,927
2013	31,564
2014	26,582
2015	20,088
2016	16,681
Thereafter	26,884
Total	$ 158,726

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 945,729	$ 900,044	$ 887,612
Ireland
Segment Reporting Information [Line Items]
Net Revenue	88,869	128,790	151,618
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	348,492	292,567	251,104
U.S.
Segment Reporting Information [Line Items]
Net Revenue	393,957	381,196	408,561
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 114,411	$ 97,491	$ 76,329

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 945,729	$ 900,044	$ 887,612
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	71,549	63,813	70,656
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	$ 874,180	$ 836,231	$ 816,956

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	$ 39,260	$ 92,095	$ 116,260
Non- recurring charges, net	(9,817)		(8,808)
Income from operations	29,443	92,095	107,452
Ireland
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	(33,139)	36,636	54,010
Non- recurring charges, net	(1,564)		73
Income from operations	(34,703)	36,636	54,083
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	35,175	24,212	21,537
Non- recurring charges, net	(3,000)		2,408
Income from operations	32,175	24,212	23,945
U.S.
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	30,127	25,017	36,280
Non- recurring charges, net	(5,253)		(11,289)
Income from operations	24,874	25,017	24,991
Other
Segment Reporting Information [Line Items]
Excluding Non- recurring charges, net	7,097	6,230	4,433
Income from operations	$ 7,097	$ 6,230	$ 4,433

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Excluding Non- recurring charges, net	$ 39,260	$ 92,095	$ 116,260
Non- recurring charges, net	(9,817)		(8,808)
Income from operations	29,443	92,095	107,452
Central Laboratory
Excluding Non- recurring charges, net	(661)	(12,759)	5,338
Non- recurring charges, net	(1,545)		(309)
Income from operations	(2,206)	(12,759)	5,029
Clinical Research
Excluding Non- recurring charges, net	39,921	104,854	110,922
Non- recurring charges, net	(8,272)		(8,499)
Income from operations	$ 31,649	$ 104,854	$ 102,423

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,461	$ 170,861
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	109,953	109,919
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	16,419	16,675
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	33,086	33,855
Other
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 9,003	$ 10,412

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 168,461	$ 170,861
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	18,292	21,106
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 150,169	$ 149,755

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,682	$ 33,873	$ 32,659
Ireland
Segment Reporting Information [Line Items]
Depreciation and amortization	15,192	11,840	9,459
Rest Of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	7,057	5,543	5,960
U.S.
Segment Reporting Information [Line Items]
Depreciation and amortization	12,427	12,422	13,945
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 4,006	$ 4,068	$ 3,295

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 38,682	$ 33,873	$ 32,659
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	3,721	4,888	3,724
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 34,961	$ 28,985	$ 28,935

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,035,467	$ 949,538
Ireland
Segment Reporting Information [Line Items]
Assets	414,510	418,098
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	216,313	173,668
U.S.
Segment Reporting Information [Line Items]
Assets	363,527	329,971
Other
Segment Reporting Information [Line Items]
Assets	$ 41,117	$ 27,801

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Assets	$ 1,035,467	$ 949,538
Central Laboratory
Segment Reporting Information [Line Items]
Assets	55,184	60,004
Clinical Research
Segment Reporting Information [Line Items]
Assets	$ 980,283	$ 889,534

Distribution of Capital Expenditures by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 36,005	$ 31,593	$ 34,814
Ireland
Property, Plant and Equipment [Line Items]
Capital Expenditures	16,987	16,095	11,988
Rest Of Europe
Property, Plant and Equipment [Line Items]
Capital Expenditures	4,795	5,869	3,444
U.S.
Property, Plant and Equipment [Line Items]
Capital Expenditures	10,222	5,852	14,730
Other
Property, Plant and Equipment [Line Items]
Capital Expenditures	$ 4,001	$ 3,777	$ 4,652

Distribution of Capital Expenditures by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 36,005	$ 31,593	$ 34,814
Central Laboratory
Segment Reporting Disclosure [Line Items]
Capital Expenditure	1,449	3,991	10,774
Clinical Research
Segment Reporting Disclosure [Line Items]
Capital Expenditure	$ 34,556	$ 27,602	$ 24,040

Clients Representing Company's Net Revenue (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Client A	13.00%	[1]	[1]

[1]	Net revenue did not exceed 10%.

Distribution of Interest Income by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Disclosure [Line Items]
Interest Income	$ 1,194	$ 1,761	$ 752
Ireland
Segment Reporting Disclosure [Line Items]
Interest Income	762	1,277	175
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Interest Income	364	406	422
U.S.
Segment Reporting Disclosure [Line Items]
Interest Income	18	22	135
Other
Segment Reporting Disclosure [Line Items]
Interest Income	$ 50	$ 56	$ 20

Distribution of Interest Income by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	$ 1,194	$ 1,761	$ 752
Central Laboratory
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	18	20	18
Clinical Research
Segment Reporting, Revenue Reconciling Item [Line Items]
Interest Income	$ 1,176	$ 1,741	$ 734

Distribution of Tax Charge by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax Charge	$ 6,115	$ 5,653	$ 10,375
Ireland
Income Taxes [Line Items]
Tax Charge	(3,475)	5,310	(4,544)
Rest Of Europe
Income Taxes [Line Items]
Tax Charge	657	(1,606)	4,202
U.S.
Income Taxes [Line Items]
Tax Charge	4,656	(593)	7,820
Other
Income Taxes [Line Items]
Tax Charge	$ 4,277	$ 2,542	$ 2,897

Distribution of Tax Charge by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Tax Charge	$ 6,115	$ 5,653	$ 10,375
Central Laboratory
Income Taxes [Line Items]
Tax Charge	(175)	(2,858)	610
Clinical Research
Income Taxes [Line Items]
Tax Charge	$ 6,290	$ 8,511	$ 9,765

Supplemental Disclosure of Cash Flow Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Schedule of Cash Flow, Supplemental [Line Items]
Non-cash interest on acquisition consideration payable	$ 743	[1]
Cash paid for interest	388		833	3,642
Cash paid for income taxes	$ 22,723		$ 14,634	$ 12,977

[1]	recorded within interest expense

Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Currency translation adjustments	$ 7,609	$ 18,956
Currency impact on long term funding	(20,913)	(20,111)
Tax on currency impact on long term funding	1,540	1,246
Actuarial gain on defined benefit pension plan (note 9)	(4,060)	305	1,514
Unrealised capital gain(loss) - investments (note 3)	(622)
Total	$ (16,446)	$ 396

Related Parties - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Related Party Transaction [Line Items]
Related Party Transaction Amounts	$ 348,968	€ 262,500
Term of Agreement with Rotrua Limited	3 years	3 years

Subsequent Events - Additional Information (Detail) (Acquisition, USD $) In Millions, unless otherwise specified	Feb. 15, 2012 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Maximum	Feb. 28, 2012 PriceSpective LLC	Feb. 28, 2012 PriceSpective LLC Maximum
Subsequent Event [Line Items]
Equity Method Investment Ownership Percentage	100.00%		100.00%
Equity method Investments	$ 9		$ 40
Potential additional consideration		$ 7		$ 15

Provisional Estimates of Fair Values of Assets Acquired and Liabilities Assumed (Detail) (Acquisition, USD $) In Thousands, unless otherwise specified	Feb. 15, 2012 BeijingWits Medical Limited	Feb. 28, 2012 PriceSpective LLC
Subsequent Event [Line Items]
Property, plant and equipment	$ 172	$ 247
Cash and cash equivalents	587	876
Accounts receivable	657	6,049
Other current assets	490	372
Current liabilities	(1,046)	(5,619)
Purchase price	$ 860	$ 1,925